UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Intermediate Bond Fund

July 31, 2006

1.804838.102

IBF-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.6%
Automobiles - 0.1%
Ford Motor Co. 6.625% 10/1/28	$ 13,490	$ 9,713
Household Durables - 0.4%
Fortune Brands, Inc. 5.125% 1/15/11	12,115	11,733
Whirlpool Corp. 6.125% 6/15/11	16,250	16,313
		28,046
Media - 1.9%
AOL Time Warner, Inc.:
6.75% 4/15/11	6,400	6,586
6.875% 5/1/12	10,855	11,225
BSKYB Finance UK PLC 5.625% 10/15/15 (d)	15,290	14,639
Comcast Corp.:
4.95% 6/15/16	9,000	8,154
5.9% 3/15/16	16,000	15,588
Cox Communications, Inc.:
4.625% 1/15/10	5,000	4,804
4.625% 6/1/13	17,415	15,809
7.125% 10/1/12	585	609
Hearst-Argyle Television, Inc. 7% 11/15/07	6,500	6,562
Liberty Media Corp.:
5.7% 5/15/13	11,435	10,520
8.25% 2/1/30	5,300	5,203
Time Warner, Inc. 9.125% 1/15/13	14,044	16,064
Univision Communications, Inc. 3.875% 10/15/08	8,635	8,200
Viacom, Inc. 5.75% 4/30/11 (d)	16,800	16,487
		140,450
Multiline Retail - 0.2%
The May Department Stores Co. 4.8% 7/15/09	15,945	15,603
TOTAL CONSUMER DISCRETIONARY		193,812
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (d)	8,370	7,774
Food Products - 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (d)(i)	8,405	8,547
Personal Products - 0.1%
Avon Products, Inc. 5.125% 1/15/11	2,230	2,184
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.1%
Altria Group, Inc. 7% 11/4/13	$ 5,880	$ 6,315
Philip Morris Companies, Inc. 7.65% 7/1/08	2,500	2,592
		8,907
TOTAL CONSUMER STAPLES		27,412
ENERGY - 3.1%
Energy Equipment & Services - 0.5%
Petronas Capital Ltd. 7% 5/22/12 (d)	29,400	31,178
Weatherford International Ltd. 4.95% 10/15/13	11,940	11,298
		42,476
Oil, Gas & Consumable Fuels - 2.6%
Amerada Hess Corp. 6.65% 8/15/11	14,136	14,660
Canadian Oil Sands Ltd. 4.8% 8/10/09 (d)	10,265	9,978
Duke Capital LLC:
4.37% 3/1/09	8,965	8,685
6.25% 2/15/13	20,545	20,675
Empresa Nacional de Petroleo 6.75% 11/15/12 (d)	7,914	8,251
EnCana Holdings Finance Corp. 5.8% 5/1/14	9,605	9,481
Enterprise Products Operating LP:
4.625% 10/15/09	6,540	6,309
4.95% 6/1/10	14,545	14,060
Kerr-McGee Corp. 6.875% 9/15/11	8,405	8,815
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	8,675	8,066
5.35% 8/15/07	7,500	7,418
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	19,640	18,356
Nexen, Inc.:
5.05% 11/20/13	7,830	7,404
5.2% 3/10/15	6,250	5,882
Pemex Project Funding Master Trust:
5.75% 12/15/15 (d)	4,230	4,030
6.125% 8/15/08	17,000	17,034
7.375% 12/15/14	8,770	9,340
7.875% 2/1/09 (i)	7,850	8,164
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16 (d)	6,130	5,923
		192,531
TOTAL ENERGY		235,007
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 12.0%
Capital Markets - 1.8%
Ameriprise Financial, Inc. 7.518% 6/1/66 (b)	$ 5,605	$ 5,764
Bank of New York Co., Inc. 3.4% 3/15/13 (i)	9,150	8,848
Goldman Sachs Group, Inc.:
4.5% 6/15/10	7,300	7,031
5.25% 10/15/13	10,750	10,393
5.7% 9/1/12	18,260	18,181
6.6% 1/15/12	9,455	9,818
Legg Mason, Inc. 6.75% 7/2/08	17,000	17,383
Lehman Brothers Holdings E-Capital Trust I 5.9538% 8/19/65 (i)	4,800	4,802
Merrill Lynch & Co., Inc. 4.25% 2/8/10	13,855	13,266
Morgan Stanley 5.05% 1/21/11	20,815	20,358
NationsBank Corp. 6.375% 2/15/08	5,000	5,065
Nuveen Investments, Inc. 5% 9/15/10	2,690	2,607
Scotland International Finance No. 2 BV yankee 7.7% 8/15/10 (d)	8,000	8,635
		132,151
Commercial Banks - 1.2%
Corporacion Andina de Fomento 5.2% 5/21/13	5,145	4,937
Export-Import Bank of Korea 5.125% 2/14/11	15,230	14,839
First Union Corp. 6.4% 4/1/08	5,000	5,082
Key Bank NA 7% 2/1/11	11,045	11,667
Korea Development Bank 3.875% 3/2/09	15,040	14,439
PNC Funding Corp. 7.5% 11/1/09	9,580	10,131
Santander Issuances SA Unipersonal 5.805% 6/20/16 (d)(i)	8,915	8,929
Wachovia Bank NA 4.875% 2/1/15	6,065	5,677
Wachovia Corp. 4.875% 2/15/14	4,951	4,689
Wells Fargo & Co. 4% 9/10/12 (i)	5,735	5,623
Woori Bank 6.125% 5/3/16 (d)(i)	6,820	6,794
		92,807
Consumer Finance - 1.6%
American Express Co. 6.8% 9/1/66 (i)	4,520	4,572
Capital One Bank 6.5% 6/13/13	8,375	8,614
Ford Motor Credit Co. 7% 10/1/13	13,845	12,184
General Electric Capital Corp. 6% 6/15/12	44,700	45,684
Household Finance Corp. 4.125% 11/16/09	32,165	30,832
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Household International, Inc. 5.836% 2/15/08	$ 12,875	$ 12,939
HSBC Finance Corp. 5% 6/30/15	6,125	5,745
		120,570
Diversified Financial Services - 1.8%
Alliance Capital Management LP 5.625% 8/15/06	7,995	7,995
Allstate Life Global Funding II 4.25% 9/10/08 (d)	6,525	6,374
Bank of America Corp.:
4.5% 8/1/10	15,556	15,042
7.4% 1/15/11	38,290	41,033
Citigroup, Inc. 5.125% 2/14/11	11,329	11,169
International Lease Finance Corp. 4.375% 11/1/09	11,915	11,425
JPMorgan Chase & Co.:
4.891% 9/1/15 (i)	3,265	3,169
5.6% 6/1/11	12,750	12,776
5.75% 1/2/13	12,250	12,257
Prime Property Funding II 6.25% 5/15/07 (d)	12,100	12,105
		133,345
Insurance - 1.5%
Aegon NV 4.75% 6/1/13	13,180	12,430
AmerUs Group Co. 6.583% 5/16/11	5,515	5,564
Axis Capital Holdings Ltd. 5.75% 12/1/14	9,680	9,224
Lincoln National Corp. 7% 5/17/66 (i)	15,925	16,172
Marsh & McLennan Companies, Inc.:
5.15% 9/15/10	8,000	7,809
7.125% 6/15/09	11,160	11,530
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (d)	11,200	11,531
Principal Life Global Funding I 6.25% 2/15/12 (d)	10,600	10,939
Prudential Financial, Inc. 4.104% 11/15/06	7,405	7,378
Symetra Financial Corp. 6.125% 4/1/16 (d)	6,910	6,779
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	8,475	9,157
Travelers Property Casualty Corp. 5% 3/15/13	4,000	3,783
		112,296
Real Estate Investment Trusts - 3.0%
Archstone-Smith Operating Trust:
5.25% 12/1/10	3,490	3,431
5.25% 5/1/15	6,450	6,135
Arden Realty LP 5.2% 9/1/11	5,680	5,604
Boston Properties, Inc. 6.25% 1/15/13	6,035	6,157
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Brandywine Operating Partnership LP:
4.5% 11/1/09	$ 17,825	$ 17,119
5.625% 12/15/10	10,695	10,562
5.75% 4/1/12	6,550	6,483
BRE Properties, Inc.:
4.875% 5/15/10	9,285	9,027
5.75% 9/1/09	5,000	5,031
Camden Property Trust:
4.375% 1/15/10	7,700	7,411
5.875% 11/30/12	8,440	8,424
Colonial Properties Trust 4.75% 2/1/10	12,240	11,798
Developers Diversified Realty Corp.:
4.625% 8/1/10	12,285	11,772
5% 5/3/10	7,285	7,107
Equity Residential 5.125% 3/15/16	7,895	7,394
Federal Realty Investment Trust:
6% 7/15/12	2,525	2,549
6.2% 1/15/17	1,665	1,678
Heritage Property Investment Trust, Inc.:
4.5% 10/15/09	7,380	7,130
5.125% 4/15/14	12,250	11,661
HRPT Properties Trust 5.75% 11/1/15	1,940	1,875
iStar Financial, Inc.:
5.375% 4/15/10	3,545	3,485
5.8% 3/15/11	19,960	19,818
Liberty Property LP 5.125% 3/2/15	3,885	3,625
Mack-Cali Realty LP:
5.05% 4/15/10	960	932
7.25% 3/15/09	4,125	4,255
Simon Property Group LP 5.1% 6/15/15	9,490	8,877
Spieker Properties LP 7.25% 5/1/09	11,700	12,247
Tanger Properties LP:
6.15% 11/15/15	13,700	13,452
9.125% 2/15/08	945	985
United Dominion Realty Trust 5.25% 1/15/15	1,295	1,219
Washington (REIT) 5.95% 6/15/11	5,380	5,411
		222,654
Real Estate Management & Development - 0.6%
EOP Operating LP:
4.65% 10/1/10	17,019	16,274
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
EOP Operating LP: - continued
4.75% 3/15/14	$ 3,380	$ 3,110
6.75% 2/15/12	1,505	1,567
6.8% 1/15/09	6,985	7,161
7% 7/15/11	6,964	7,288
Post Apartment Homes LP 5.45% 6/1/12	9,290	8,939
		44,339
Thrifts & Mortgage Finance - 0.5%
Independence Community Bank Corp.:
3.5% 6/20/13 (i)	2,530	2,433
3.75% 4/1/14 (i)	13,820	13,154
Residential Capital Corp. 6.875% 6/30/15	8,380	8,499
Washington Mutual, Inc. 4.625% 4/1/14	17,534	15,962
		40,048
TOTAL FINANCIALS		898,210
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp. 6% 6/15/11	8,490	8,440
INDUSTRIALS - 2.1%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (d)	10,360	9,970
Bombardier, Inc. 6.3% 5/1/14 (d)	12,815	11,213
Northrop Grumman Corp. 4.079% 11/16/06	8,300	8,264
		29,447
Airlines - 1.4%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	943	954
6.978% 10/1/12	2,500	2,556
7.024% 4/15/11	7,000	7,070
7.324% 4/15/11	2,000	1,945
7.858% 4/1/13	10,380	10,899
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	11,821	11,855
6.82% 5/1/18	1,992	2,001
7.056% 3/15/11	3,130	3,211
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	$ 5,770	$ 5,756
7.57% 11/18/10	14,855	14,911
U.S. Airways pass thru trust certificates 6.85% 7/30/19	5,097	5,161
United Airlines pass thru certificates:
6.071% 9/1/14	5,492	5,499
6.201% 3/1/10	4,550	4,515
6.602% 9/1/13	6,892	6,901
7.032% 4/1/12	6,310	6,435
7.186% 10/1/12	15,612	15,729
		105,398
Industrial Conglomerates - 0.2%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (d)	10,960	11,241
Road & Rail - 0.1%
Norfolk Southern Corp. 6% 4/30/08	9,250	9,316
TOTAL INDUSTRIALS		155,402
MATERIALS - 0.3%
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (d)	5,315	5,482
Metals & Mining - 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	7,265	7,465
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	5,950	5,750
TOTAL MATERIALS		18,697
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.5%
Ameritech Capital Funding Corp. 6.25% 5/18/09	5,520	5,572
AT&T Broadband Corp. 8.375% 3/15/13	13,123	14,698
BellSouth Corp. 4.2% 9/15/09	9,835	9,438
British Telecommunications PLC 8.375% 12/15/10	1,200	1,329
Deutsche Telekom International Finance BV 5.25% 7/22/13	7,505	7,111
Embarq Corp.:
6.738% 6/1/13	11,390	11,499
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Embarq Corp.: - continued
7.082% 6/1/16	$ 7,590	$ 7,639
SBC Communications, Inc. 5.875% 2/1/12	22,365	22,299
Sprint Capital Corp. 8.375% 3/15/12	12,500	13,878
Telecom Italia Capital SA:
4% 1/15/10	7,550	7,106
4.95% 9/30/14	10,080	9,168
Telefonica Emisiones SAU 6.421% 6/20/16	31,585	31,978
Telefonos de Mexico SA de CV 4.75% 1/27/10	19,750	19,052
Verizon Global Funding Corp. 7.25% 12/1/10	8,218	8,684
Verizon New York, Inc. 6.875% 4/1/12	14,865	15,239
		184,690
Wireless Telecommunication Services - 0.6%
America Movil SA de CV 4.125% 3/1/09	4,895	4,699
AT&T Wireless Services, Inc.:
7.875% 3/1/11	9,475	10,280
8.125% 5/1/12	9,465	10,488
Nextel Communications, Inc. 5.95% 3/15/14	7,160	6,999
Vodafone Group PLC:
5% 12/16/13	6,850	6,400
5.5% 6/15/11	10,380	10,224
		49,090
TOTAL TELECOMMUNICATION SERVICES		233,780
UTILITIES - 4.3%
Electric Utilities - 2.0%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	8,645	8,462
Exelon Corp.:
4.9% 6/15/15	15,095	13,907
6.75% 5/1/11	5,060	5,255
FirstEnergy Corp. 6.45% 11/15/11	22,958	23,598
FPL Group Capital, Inc. 7.625% 9/15/06	2,695	2,701
Monongahela Power Co. 5% 10/1/06	6,860	6,851
Nevada Power Co. 6.5% 5/15/18 (d)	20,260	19,873
Niagara Mohawk Power Corp. 8.875% 5/15/07	2,485	2,545
Pepco Holdings, Inc.:
4% 5/15/10	6,500	6,106
6.45% 8/15/12	4,850	4,945
Progress Energy, Inc. 7.1% 3/1/11	24,500	25,887
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Public Service Co. of Colorado 5.5% 4/1/14	$ 13,045	$ 12,853
Southwestern Public Service Co. 5.125% 11/1/06	3,000	2,996
TXU Energy Co. LLC 7% 3/15/13	13,930	14,344
		150,323
Gas Utilities - 0.1%
Texas Eastern Transmission Corp. 7.3% 12/1/10	6,295	6,661
Independent Power Producers & Energy Traders - 0.8%
Constellation Energy Group, Inc. 7% 4/1/12	25,865	27,142
Exelon Generation Co. LLC 5.35% 1/15/14	9,500	9,139
PPL Energy Supply LLC 5.7% 10/15/35	19,840	19,031
TXU Corp. 5.55% 11/15/14	8,680	7,884
		63,196
Multi-Utilities - 1.4%
Dominion Resources, Inc.:
4.75% 12/15/10	10,560	10,154
6.25% 6/30/12	25,491	25,816
7.5% 6/30/66 (i)	11,225	11,295
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	6,305	6,306
National Grid PLC 6.3% 8/1/16	19,905	20,038
PSEG Funding Trust I 5.381% 11/16/07	17,330	17,257
Sempra Energy 7.95% 3/1/10	4,289	4,596
TECO Energy, Inc. 7% 5/1/12	7,703	7,703
		103,165
TOTAL UTILITIES		323,345
TOTAL NONCONVERTIBLE BONDS (Cost $2,130,170)		2,094,105
U.S. Government and Government Agency Obligations - 28.1%

U.S. Government Agency Obligations - 7.8%
Fannie Mae:
3.25% 1/15/08	15,650	15,203
3.25% 8/15/08	92,035	88,521
3.25% 2/15/09	38,091	36,320
3.375% 12/15/08	31,355	30,068
4.75% 12/15/10	16,545	16,210
6.25% 2/1/11	134,795	139,128
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Federal Home Loan Bank 5.375% 8/19/11	$ 22,735	$ 22,856
Freddie Mac:
4.25% 7/15/09	75,000	73,046
5% 1/30/14	23,200	22,505
5.25% 7/18/11	132,440	132,249
5.875% 3/21/11	3,420	3,478
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	3,360	3,345
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		582,929
U.S. Treasury Inflation Protected Obligations - 6.7%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	112,218	106,247
2% 1/15/14 (f)	273,063	265,510
2% 7/15/14	134,265	130,341
2.375% 4/15/11	4,080	4,081
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		506,179
U.S. Treasury Obligations - 13.6%
U.S. Treasury Notes:
3.375% 10/15/09	44,500	42,471
4.25% 8/15/13 (c)	300,732	288,583
4.375% 12/15/10	20,200	19,779
4.5% 2/28/11	178,160	175,174
4.75% 5/15/14 (c)	186,990	184,507
4.875% 5/15/09 (c)	285,550	285,171
6.5% 2/15/10	20,000	21,008
TOTAL U.S. TREASURY OBLIGATIONS		1,016,693
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,153,269)		2,105,801
U.S. Government Agency - Mortgage Securities - 11.9%

Fannie Mae - 8.8%
3.735% 10/1/33 (i)	1,107	1,079
3.746% 12/1/34 (i)	1,032	1,010
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.75% 1/1/34 (i)	$ 997	$ 970
3.757% 10/1/33 (i)	965	942
3.791% 6/1/34 (i)	4,391	4,260
3.837% 4/1/33 (i)	2,999	2,945
3.839% 11/1/34 (i)	5,779	5,707
3.84% 1/1/35 (i)	2,773	2,715
3.843% 1/1/35 (i)	899	879
3.851% 10/1/33 (i)	25,035	24,518
3.866% 1/1/35 (i)	1,662	1,632
3.923% 5/1/34 (i)	288	289
3.926% 12/1/34 (i)	909	893
3.951% 1/1/35 (i)	1,150	1,133
3.952% 12/1/34 (i)	6,112	6,024
3.957% 5/1/33 (i)	332	326
3.987% 12/1/34 (i)	1,129	1,110
3.997% 1/1/35 (i)	738	728
4% 7/1/18	16,498	15,425
4.004% 2/1/35 (i)	845	833
4.037% 1/1/35 (i)	433	427
4.039% 2/1/35 (i)	778	767
4.049% 10/1/18 (i)	840	824
4.077% 2/1/35 (i)	1,519	1,499
4.082% 4/1/33 (i)	317	313
4.084% 2/1/35 (i)	598	590
4.089% 2/1/35 (i)	535	528
4.1% 2/1/35 (i)	2,862	2,826
4.106% 1/1/35 (i)	1,718	1,695
4.116% 2/1/35 (i)	1,915	1,891
4.129% 1/1/35 (i)	2,917	2,880
4.144% 1/1/35 (i)	2,542	2,516
4.149% 2/1/35 (i)	1,483	1,464
4.161% 1/1/35 (i)	3,034	3,015
4.172% 1/1/35 (i)	2,029	1,973
4.177% 1/1/35 (i)	1,486	1,468
4.179% 10/1/34 (i)	2,514	2,494
4.179% 11/1/34 (i)	370	365
4.202% 1/1/35 (i)	871	861
4.216% 10/1/34 (i)	1,925	1,903
4.249% 1/1/34 (i)	2,570	2,523
4.25% 2/1/35 (i)	1,016	988
4.25% 2/1/35 (i)	542	536
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.274% 8/1/33 (i)	$ 1,888	$ 1,864
4.275% 3/1/35 (i)	931	919
4.283% 7/1/34 (i)	740	737
4.292% 3/1/33 (i)	440	428
4.3% 10/1/34 (i)	276	274
4.306% 5/1/35 (i)	1,279	1,265
4.307% 3/1/33 (i)	1,179	1,166
4.307% 10/1/33 (i)	422	416
4.314% 3/1/33 (i)	517	503
4.323% 6/1/33 (i)	524	518
4.333% 9/1/34 (i)	1,285	1,281
4.348% 9/1/34 (i)	3,038	3,033
4.355% 1/1/35 (i)	1,035	1,008
4.362% 2/1/34 (i)	2,216	2,180
4.366% 4/1/35 (i)	615	607
4.392% 11/1/34 (i)	12,714	12,635
4.396% 2/1/35 (i)	1,560	1,520
4.396% 5/1/35 (i)	2,852	2,821
4.429% 10/1/34 (i)	4,607	4,583
4.431% 1/1/35 (i)	1,182	1,170
4.44% 3/1/35 (i)	1,411	1,376
4.459% 8/1/34 (i)	2,960	2,912
4.473% 5/1/35 (i)	953	943
4.486% 1/1/35 (i)	1,368	1,356
4.493% 3/1/35 (i)	3,238	3,164
4.513% 10/1/35 (i)	455	449
4.516% 3/1/35 (i)	3,045	2,975
4.525% 2/1/35 (i)	15,477	15,263
4.529% 7/1/34 (i)	1,257	1,250
4.536% 2/1/35 (i)	6,152	6,100
4.545% 2/1/35 (i)	937	929
4.545% 7/1/35 (i)	3,519	3,480
4.547% 2/1/35 (i)	643	637
4.553% 1/1/35 (i)	1,960	1,944
4.555% 9/1/34 (i)	3,537	3,532
4.574% 2/1/35 (i)	2,850	2,792
4.575% 7/1/35 (i)	3,830	3,789
4.586% 2/1/35 (i)	9,703	9,496
4.593% 8/1/34 (i)	1,181	1,177
4.61% 7/1/34 (i)	36,491	36,259
4.614% 11/1/34 (i)	3,049	2,996
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.643% 1/1/33 (i)	$ 625	$ 621
4.658% 3/1/35 (i)	463	459
4.666% 3/1/35 (i)	7,497	7,442
4.669% 11/1/34 (i)	3,453	3,398
4.684% 9/1/34 (i)	377	379
4.708% 10/1/32 (i)	199	198
4.726% 7/1/34 (i)	2,824	2,787
4.73% 2/1/33 (i)	177	176
4.732% 10/1/32 (i)	267	270
4.733% 10/1/34 (i)	3,625	3,575
4.746% 1/1/35 (i)	173	172
4.776% 12/1/34 (i)	2,562	2,522
4.791% 12/1/34 (i)	1,009	992
4.797% 12/1/32 (i)	1,306	1,302
4.811% 8/1/34 (i)	1,005	1,002
4.811% 6/1/35 (i)	4,473	4,440
4.815% 5/1/33 (i)	63	63
4.817% 2/1/33 (i)	1,440	1,432
4.82% 11/1/34 (i)	2,918	2,873
4.876% 10/1/34 (i)	11,289	11,155
4.988% 11/1/32 (i)	736	737
4.989% 12/1/32 (i)	101	101
5% 12/1/17 to 8/1/18	63,956	62,386
5.016% 2/1/35 (i)	394	392
5.023% 7/1/34 (i)	530	525
5.063% 11/1/34 (i)	242	243
5.082% 9/1/34 (i)	9,039	8,976
5.094% 9/1/34 (i)	991	984
5.097% 5/1/35 (i)	6,277	6,259
5.154% 1/1/36 (i)	9,201	9,166
5.174% 5/1/35 (i)	9,948	9,858
5.179% 5/1/35 (i)	3,676	3,642
5.184% 8/1/33 (i)	1,384	1,380
5.202% 6/1/35 (i)	4,367	4,361
5.215% 5/1/35 (i)	10,435	10,348
5.24% 3/1/35 (i)	532	528
5.294% 7/1/35 (i)	564	563
5.349% 12/1/34 (i)	1,582	1,578
5.5% 3/1/14 to 12/1/33	139,052	137,505
5.506% 2/1/36 (i)	17,748	17,706
5.636% 1/1/36 (i)	4,962	4,962
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.927% 1/1/36 (i)	$ 3,832	$ 3,842
6.5% 4/1/13 to 3/1/35	77,781	79,003
7% 7/1/25 to 2/1/32	171	177
7.5% 8/1/13 to 8/1/29	1,496	1,556
12.5% 3/1/15 to 8/1/15	28	32
TOTAL FANNIE MAE		661,579
Freddie Mac - 0.8%
4.042% 12/1/34 (i)	1,017	999
4.086% 12/1/34 (i)	1,467	1,443
4.133% 1/1/35 (i)	1,372	1,350
4.26% 3/1/35 (i)	1,308	1,289
4.288% 5/1/35 (i)	2,302	2,270
4.3% 12/1/34 (i)	1,469	1,426
4.33% 2/1/35 (i)	2,763	2,723
4.331% 1/1/35 (i)	3,282	3,238
4.357% 3/1/35 (i)	2,217	2,152
4.383% 2/1/35 (i)	2,785	2,704
4.441% 2/1/34 (i)	1,352	1,327
4.445% 3/1/35 (i)	1,410	1,372
4.457% 6/1/35 (i)	1,984	1,955
4.461% 3/1/35 (i)	1,563	1,520
4.545% 2/1/35 (i)	2,269	2,211
4.783% 10/1/32 (i)	184	184
4.86% 3/1/33 (i)	531	527
5.004% 4/1/35 (i)	7,065	7,018
5.133% 4/1/35 (i)	6,482	6,397
5.321% 6/1/35 (i)	4,551	4,512
5.566% 1/1/36 (i)	8,689	8,647
5.639% 4/1/32 (i)	245	248
7% 1/1/07 to 7/1/13	1,121	1,141
7.5% 4/1/07 to 1/1/33	1,736	1,788
8.5% 6/1/13	3	3
TOTAL FREDDIE MAC		58,444
Government National Mortgage Association - 2.3%
4.25% 7/20/34 (i)	2,080	2,051
6.5% 8/1/36 (e)	95,500	97,246
6.5% 8/1/36 (e)	50,000	50,914
7% 3/15/26 to 11/15/32	16,297	16,868
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
7.5% 3/15/28	$ 11	$ 12
8% 7/15/17 to 8/15/30	4,640	4,865
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		171,956
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $905,040)		891,979
Asset-Backed Securities - 6.3%

Accredited Mortgage Loan Trust Series 2003-2 Class A1, 4.23% 10/25/33	5,252	5,035
ACE Securities Corp. Series 2004-HE1:
Class M1, 5.885% 2/25/34 (i)	2,700	2,706
Class M2, 6.485% 2/25/34 (i)	3,053	3,077
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 9.0869% 9/9/30 (d)(i)	1,996	2,031
American Express Credit Account Master Trust Series 2004-1 Class B, 5.6188% 9/15/11 (i)	7,275	7,303
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	4,251	4,239
Series 2003-BX Class A4B, 5.8038% 1/6/10 (i)	3,112	3,116
Series 2004-1:
Class B, 3.7% 1/6/09	865	858
Class C, 4.22% 7/6/09	925	911
Class D, 5.07% 7/6/10	6,515	6,442
Series 2005-1 Class E, 5.82% 6/6/12 (d)	2,123	2,120
Series 2006-1:
Class A3, 5.11% 10/6/10	298	296
Class B1, 5.2% 3/6/11	910	903
Class C1, 5.28% 11/6/11	5,595	5,551
Class D, 5.49% 4/6/12	6,425	6,369
Class E1, 6.62% 5/6/13 (d)	6,890	6,881
Ameriquest Mortgage Securities, Inc.:
Series 2003-3 Class M1, 6.185% 3/25/33 (i)	2,313	2,320
Series 2004-R2:
Class M1, 5.815% 4/25/34 (i)	1,525	1,525
Class M2, 5.865% 4/25/34 (i)	1,175	1,175
Series 2004-R3 Class M2, 6.535% 5/25/34 (i)	14,420	14,602
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 5.715% 6/25/32 (i)	791	794
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (d)	$ 3,000	$ 2,934
Argent Securities, Inc. Series 2004-W7:
Class M1, 5.935% 5/25/34 (i)	4,965	5,000
Class M2, 5.985% 5/25/34 (i)	4,035	4,064
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE7 Class A3, 5.7288% 12/15/33 (i)	968	971
Bank One Issuance Trust:
Series 2002-B1 Class B1, 5.7488% 12/15/09 (i)	6,625	6,635
Series 2002-C1 Class C1, 6.3288% 12/15/09 (i)	9,450	9,498
Series 2004-B2 Class B2, 4.37% 4/15/12	23,000	22,319
Bayview Financial Asset Trust Series 2003-F Class A, 5.9% 9/28/43 (i)	5,496	5,498
Bear Stearns Asset Backed Securities I Series 2005-HE2:
Class M1, 5.885% 2/25/35 (i)	8,255	8,298
Class M2, 6.135% 2/25/35 (i)	3,010	3,036
Capital Auto Receivables Asset Trust Series 2006-1:
Class A3, 5.03% 10/15/09	3,025	3,006
Class B, 5.26% 10/15/10	2,875	2,850
Capital One Auto Finance Trust Series 2002-C Class A4, 3.44% 6/15/09	4,639	4,602
Capital One Multi-Asset Execution Trust:
Series 2003-B5 Class B5, 4.79% 8/15/13	8,070	7,819
Series 2004-6 Class B, 4.15% 7/16/12	13,275	12,788
CDC Mortgage Capital Trust Series 2004-HE2 Class M2, 6.585% 7/26/34 (i)	2,851	2,870
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (d)	4,140	4,059
CIT Equipment Collateral Trust Series 2006-VT1 Class A3, 5.13% 12/21/08	10,240	10,201
Citibank Credit Card Issuance Trust:
Series 2005-B1 Class B1, 4.4% 9/15/10	32,115	31,404
Series 2006-B2 Class B2, 5.15% 3/7/11	6,855	6,797
CNH Equipment Trust Series 2006-A Class A3, 5.2% 8/16/10	7,330	7,310
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.885% 5/25/34 (i)	8,975	9,010
Series 2004-3 Class M1, 5.885% 6/25/34 (i)	1,800	1,809
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (d)	6,064	5,907
Class C, 5.074% 6/15/35 (d)	5,505	5,374
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (d)	3,665	3,709
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (d)	$ 11,940	$ 11,940
Fieldstone Mortgage Investment Corp. Series 2003-1 Class M2, 7.135% 11/25/33 (i)	589	591
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.935% 3/25/34 (i)	500	501
Class M4, 6.285% 3/25/34 (i)	375	377
Ford Credit Auto Owner Trust Series 2006-A Class A3, 5.05% 11/15/09	7,080	7,040
Fremont Home Loan Trust:
Series 2004-A:
Class M1, 5.935% 1/25/34 (i)	5,569	5,592
Class M2, 6.535% 1/25/34 (i)	5,889	5,921
Series 2005-A:
Class M1, 5.815% 1/25/35 (i)	2,000	2,013
Class M2, 5.845% 1/25/35 (i)	2,875	2,890
Class M3, 5.875% 1/25/35 (i)	1,550	1,561
Class M4, 6.065% 1/25/35 (i)	1,125	1,136
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	8,160	8,016
GSAMP Trust:
Series 2002-HE Class M1, 6.6281% 11/20/32 (i)	4,247	4,252
Series 2004-FM2:
Class M1, 5.885% 1/25/34 (i)	4,245	4,245
Class M2, 6.485% 1/25/34 (i)	1,800	1,800
Class M3, 6.685% 1/25/34 (i)	1,800	1,800
Home Equity Asset Trust Series 2003-2 Class M1, 6.265% 8/25/33 (i)	3,183	3,190
Household Home Equity Loan Trust:
Series 2003-2 Class M, 5.9581% 9/20/33 (i)	917	918
Series 2004-1 Class M, 5.7869% 9/20/33 (i)	1,773	1,781
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.8381% 1/20/35 (i)	2,186	2,191
Class M2, 5.8681% 1/20/35 (i)	1,640	1,646
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	6,095	6,067
Series 2006-1:
Class A3, 5.13% 6/15/10	2,285	2,276
Class B, 5.29% 11/15/12	940	936
Class C, 5.34% 11/15/12	1,225	1,220
Long Beach Mortgage Loan Trust Series 2004-2:
Class M1, 5.915% 6/25/34 (i)	5,225	5,231
Class M2, 6.465% 6/25/34 (i)	1,705	1,715
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
MBNA Credit Card Master Note Trust:
Series 2002-B4 Class B4, 5.8688% 3/15/10 (i)	$ 6,335	$ 6,366
Series 2003-B2 Class B2, 5.7588% 10/15/10 (i)	1,805	1,815
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.885% 7/25/34 (i)	2,625	2,630
Class M2, 5.935% 7/25/34 (i)	450	451
Class M3, 6.335% 7/25/34 (i)	955	961
Class M4, 6.485% 7/25/34 (i)	650	654
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-HE1 Class M1, 6.085% 7/25/34 (i)	3,105	3,131
Series 2003-OPT1 Class M1, 6.035% 7/25/34 (i)	6,775	6,817
Morgan Stanley ABS Capital I, Inc. Series 2003-NC7 Class M1, 6.085% 6/25/33 (i)	2,586	2,593
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.885% 1/25/32 (i)	3,345	3,348
Series 2002-NC3 Class A3, 5.725% 8/25/32 (i)	89	89
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (d)(i)(k)	10,160	2,801
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (k)	10,350	4,379
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (k)	5,100	1,066
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	559	558
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 5.905% 1/25/35 (i)	5,025	5,053
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (d)	13,865	13,795
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (d)	2,956	2,827
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	7,090	7,056
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 5.745% 2/25/34 (i)	637	637
Series 2006-BC1 Class B1, 7.885% 3/25/36 (d)(i)	3,500	3,064
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.8188% 3/15/11 (d)(i)	8,835	8,835
Superior Wholesale Inventory Financing Trust XII Series 2005-A12:
Class B, 5.8488% 6/15/10 (i)	7,360	7,344
Class C, 6.5688% 6/15/10 (i)	3,680	3,687
Terwin Mortgage Trust Series 2003-4HE Class A1, 5.815% 9/25/34 (i)	637	640
Triad Auto Receivables Owner Trust Series 2002-A Class A4, 3.24% 8/12/09	4,526	4,521
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WFS Financial Owner Trust Series 2004-3 Class A4, 3.93% 2/17/12	$ 13,280	$ 13,022
World Omni Auto Receivables Trust Series 2006-A Class A3, 5.01% 10/15/10	6,805	6,767
TOTAL ASSET-BACKED SECURITIES (Cost $470,457)		467,775
Collateralized Mortgage Obligations - 4.9%

Private Sponsor - 1.9%
Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 5.785% 1/25/34 (i)	2,590	2,601
Series 2005-2 Class 6A2, 5.665% 6/25/35 (i)	1,513	1,515
Bank of America Mortgage Securities, Inc. Series 2005-E Class 2A7, 4.6123% 6/25/35 (i)	8,095	7,797
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6 Class 1A1, 5.1058% 8/25/35 (i)	16,606	16,489
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 5.755% 4/25/34 (i)	948	949
Series 2004-AR6 Class 9A2, 5.755% 10/25/34 (i)	1,880	1,884
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.7894% 12/20/54 (d)(i)	6,300	6,299
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9596% 11/25/35 (i)	2,290	2,244
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.236% 8/25/17 (i)	6,113	6,176
Merrill Lynch Mortgage Investors, Inc.:
floater Series 2005-B Class A2, 5.5475% 7/25/30 (i)	6,276	6,277
Series 2003-E Class XA1, 0.9453% 10/25/28 (i)(k)	36,288	276
Series 2003-G Class XA1, 1% 1/25/29 (k)	32,233	251
Series 2003-H Class XA1, 1% 1/25/29 (d)(k)	27,971	250
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.675% 7/25/35 (i)	5,430	5,436
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	4,317	4,332
Series 2004-SL2 Class A1, 6.5% 10/25/16	1,107	1,116
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 6.795% 6/10/35 (d)(i)	3,980	4,050
Class B4, 6.995% 6/10/35 (d)(i)	3,562	3,630
Class B5, 7.595% 6/10/35 (d)(i)	2,433	2,488
Class B6, 8.095% 6/10/35 (d)(i)	1,442	1,464
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Funding Securities Corp. Series 2003-RP2 Class A1, 5.8438% 6/25/33 (d)(i)	$ 3,215	$ 3,229
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (d)(k)	100,514	348
Sequoia Mortgage Trust floater Series 2004-8 Class A2, 5.31% 9/20/34 (i)	4,941	4,943
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1872% 10/20/35 (i)	1,835	1,805
WaMu Mortgage pass thru certificates floater Series 2005-AR13 Class A1C1, 5.575% 10/25/45 (i)	6,402	6,403
WaMu Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	1,171	1,201
Series 2004-RA2 Class 2A, 7% 7/25/33	1,703	1,724
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1096% 6/25/35 (i)	14,072	13,774
Series 2005-AR4 Class 2A2, 4.5306% 4/25/35 (i)	12,098	11,785
Series 2005-AR9 Class 2A1, 4.3622% 5/25/35 (i)	6,714	6,622
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (i)	18,835	18,592
TOTAL PRIVATE SPONSOR		145,950
U.S. Government Agency - 3.0%
Fannie Mae planned amortization class Series 2003-39 Class PV, 5.5% 9/25/22	15,835	15,720
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2002-73 Class QC, 5.5% 1/25/26	8,870	8,841
Series 2003-84 Class GC, 4.5% 5/25/15	7,965	7,737
Series 2005-67 Class HD, 5.5% 12/25/30	14,745	14,585
Series 2006-4 Class PB, 6% 9/25/35	15,200	15,327
sequential pay:
Series 2002-56 Class MC, 5.5% 9/25/17	5,318	5,294
Series 2004-3 Class BA, 4% 7/25/17	904	865
Series 2004-45 Class AV, 4.5% 10/25/22	6,985	6,869
Series 2004-86 Class KC, 4.5% 5/25/19	3,870	3,711
Series 2004-91 Class AH, 4.5% 5/25/29	7,766	7,502
Series 2005-41 Class LA, 5.5% 5/25/35	11,538	11,376
Freddie Mac:
planned amortization class:
Series 2104 Class PG, 6% 12/15/28	8,186	8,212
Series 2356 Class GD, 6% 9/15/16	6,006	6,059
Series 3033 Class UD, 5.5% 10/15/30	5,585	5,534
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential pay Series 2516 Class AH, 5% 1/15/16	$ 4,110	$ 4,071
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2363 Class PF, 6% 9/15/16	8,126	8,196
Series 2425 Class JH, 6% 3/15/17	6,735	6,801
Series 2489 Class PD, 6% 2/15/31	2,786	2,789
Series 2543 Class QT, 5.5% 4/15/22	10,607	10,466
Series 2702 Class WB, 5% 4/15/17	13,170	12,947
Series 2952 Class EC, 5.5% 11/15/28	14,305	14,179
Series 3018 Class UD, 5.5% 9/15/30	9,030	8,945
Series 3049 Class DB, 5.5% 6/15/31	12,936	12,817
sequential pay:
Series 2777 Class AB, 4.5% 6/15/29	17,741	17,133
Series 2809 Class UA, 4% 12/15/14	5,121	5,002
TOTAL U.S. GOVERNMENT AGENCY		220,978
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $370,457)		366,928
Commercial Mortgage Securities - 6.3%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	428	431
Series 1997-D5 Class PS1, 1.7254% 2/14/43 (i)(k)	94,392	3,678
Banc of America Commercial Mortgage, Inc.:
sequential pay:
Series 2004-2 Class A3, 4.05% 11/10/38	6,527	6,163
Series 2004-4 Class A3, 4.128% 7/10/42	7,860	7,579
Series 2003-2 Class XP, 0.4122% 3/11/41 (d)(i)(k)	160,844	1,560
Series 2005-1 Class A3, 4.877% 11/10/42	10,870	10,658
Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class A3, 5.6888% 11/15/15 (d)(i)	4,029	4,031
Class C, 5.8388% 11/15/15 (d)(i)	1,385	1,388
Class D, 5.9188% 11/15/15 (d)(i)	2,155	2,160
Class F, 6.2688% 11/15/15 (d)(i)	1,535	1,539
Class H, 6.7688% 11/15/15 (d)(i)	1,385	1,389
Class J, 7.3188% 11/15/15 (d)(i)	1,430	1,434
Class K, 7.9688% 11/15/15 (d)(i)	1,290	1,288
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc.: - continued
floater:
Series 2005-ESHA:
Class E, 5.9388% 7/14/20 (d)(i)	$ 3,695	$ 3,710
Class F, 6.1088% 7/14/20 (d)(i)	2,230	2,240
Class G, 6.2388% 7/14/20 (d)(i)	1,115	1,120
Class H, 6.4588% 7/14/20 (d)(i)	1,485	1,491
Series 2005-MIB1:
Class C, 5.6788% 3/15/22 (d)(i)	1,710	1,711
Class D, 5.7288% 3/15/22 (d)(i)	1,730	1,731
Class F, 5.8388% 3/15/22 (d)(i)	1,685	1,686
Class G, 5.8988% 3/15/22 (d)(i)	1,090	1,091
Series 2006-ESH:
Class A, 6.2288% 7/14/11 (d)(i)	3,771	3,764
Class B, 6.3288% 7/14/11 (d)(i)	1,881	1,875
Class C, 6.4788% 7/14/11 (d)(i)	3,766	3,753
Class D, 7.1088% 7/14/11 (d)(i)	2,189	2,183
Bayview Commercial Asset Trust:
floater:
Series 2004-1:
Class A, 5.745% 4/25/34 (d)(i)	6,073	6,088
Class B, 7.285% 4/25/34 (d)(i)	703	710
Class M1, 5.945% 4/25/34 (d)(i)	575	578
Class M2, 6.585% 4/25/34 (d)(i)	511	517
Series 2004-2:
Class A, 5.815% 8/25/34 (d)(i)	6,301	6,324
Class M1, 5.965% 8/25/34 (d)(i)	2,034	2,045
Series 2004-3:
Class A1, 5.755% 1/25/35 (d)(i)	7,330	7,353
Class A2, 5.805% 1/25/35 (d)(i)	1,012	1,014
Class M1, 5.885% 1/25/35 (d)(i)	1,255	1,262
Class M2, 6.385% 1/25/35 (d)(i)	810	820
Series 2005-4A:
Class A2, 5.775% 1/25/36 (d)(i)	9,136	9,147
Class B1, 6.785% 1/25/36 (d)(i)	769	778
Class M1, 5.835% 1/25/36 (d)(i)	2,885	2,893
Class M2, 5.855% 1/25/36 (d)(i)	866	868
Class M3, 5.885% 1/25/36 (d)(i)	1,250	1,253
Class M4, 5.995% 1/25/36 (d)(i)	673	676
Class M5, 6.035% 1/25/36 (d)(i)	673	677
Class M6, 6.085% 1/25/36 (d)(i)	769	772
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(k)	65,947	3,590
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities, Inc.:
Series 2003-PWR2 Class X2, 0.7123% 5/11/39 (d)(i)(k)	$ 121,066	$ 2,326
Series 2003-T12 Class X2, 0.783% 8/13/39 (d)(i)(k)	111,711	2,221
Series 2004-ESA:
Class C, 4.937% 5/14/16 (d)	970	958
Class D, 4.986% 5/14/16 (d)	1,650	1,632
Class E, 5.064% 5/14/16 (d)	5,120	5,079
Class F, 5.182% 5/14/16 (d)	1,230	1,220
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.7608% 5/15/35 (d)(i)(k)	119,997	6,444
Chase Commercial Mortgage Securities Corp.:
sequential pay Series 1999-2 Class A1, 7.032% 1/15/32	1,551	1,552
Series 1999-2:
Class E, 7.734% 1/15/32	4,010	4,270
Class F, 7.734% 1/15/32	2,170	2,308
COMM:
floater Series 2002-FL7 Class D, 5.9388% 11/15/14 (d)(i)	697	698
sequential pay Series 1999-1 Class A2, 6.455% 5/15/32	11,674	11,847
Series 2004-LBN2 Class X2, 1.1573% 3/10/39 (d)(i)(k)	19,214	565
Commercial Mortgage Asset Trust sequential pay Series 1999-C2 Class A2, 7.546% 11/17/32 (i)	11,450	12,013
Commercial Mortgage pass thru certificates floater:
Series 2004-HTL1:
Class B, 5.8188% 7/15/16 (d)(i)	103	103
Class D, 5.9188% 7/15/16 (d)(i)	235	235
Class E, 6.1188% 7/15/16 (d)(i)	167	167
Class F, 6.1688% 7/15/16 (d)(i)	395	395
Class H, 6.6688% 7/15/16 (d)(i)	1,145	1,148
Class J, 6.8188% 7/15/16 (d)(i)	439	441
Class K, 7.7188% 7/15/16 (d)(i)	493	496
Series 2005-FL11:
Class B, 5.6188% 11/15/17 (d)(i)	3,520	3,520
Class E, 5.7588% 11/15/17 (d)(i)	1,594	1,595
Class F, 5.8188% 11/15/17 (d)(i)	1,448	1,448
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1998-C1 Class A1B, 6.48% 5/17/40	13,391	13,581
Series 1999-C1 Class A2, 7.29% 9/15/41	11,198	11,646
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
CS First Boston Mortgage Securities Corp.: - continued
sequential pay:
Series 2004-C1 Class A4, 4.75% 1/15/37	$ 3,960	$ 3,733
Series 2001-CKN5 Class AX, 1.1262% 9/15/34 (d)(i)(k)	106,173	5,961
Series 2003-C4 Class ASP, 0.6094% 8/15/36 (d)(i)(k)	98,789	1,314
Series 2004-C1 Class ASP, 1.0481% 1/15/37 (d)(i)(k)	92,452	2,698
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	11,355	11,707
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1A, 7.45% 6/10/33	501	501
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (d)	2,880	3,021
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	3,678	3,705
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.7113% 5/15/33 (d)(i)(k)	88,172	2,923
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (d)	6,883	6,872
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8831% 10/16/23 (i)	1,401	1,418
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-47 Class C, 4.227% 10/16/27	15,373	14,854
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 1997-C2 Class A3, 6.566% 4/15/29	4,358	4,398
Series 2003-C3 Class X2, 0.8956% 12/10/38 (d)(i)(k)	113,357	2,536
Series 2004-C3 Class X2, 0.885% 12/10/41 (i)(k)	68,245	1,625
Greenwich Capital Commercial Funding Corp.:
Series 2003-C1 Class XP, 2.2967% 7/5/35 (d)(i)(k)	71,448	3,984
Series 2003-C2 Class XP, 1.2234% 1/5/36 (d)(i)(k)	134,321	4,040
Series 2005-GG3 Class XP, 0.9826% 8/10/42 (d)(i)(k)	324,745	9,292
GS Mortgage Securities Corp. II:
sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	10,690	10,427
Series 2001-LIBA Class C, 6.733% 2/14/16 (d)	4,130	4,320
Series 2005-GG4 Class XP, 0.9138% 7/10/39 (d)(i)(k)	243,635	7,447
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
Series 2006-GG6 Class A2, 5.506% 4/10/38 (i)	$ 7,850	$ 7,840
Hilton Hotel Pool Trust Series 2000-HLTA Class D, 7.555% 10/3/15 (d)	7,290	7,682
Host Marriott Pool Trust sequential pay Series 1999-HMTA:
Class A, 6.98% 8/3/15 (d)	3,321	3,394
Class B, 7.3% 8/3/15 (d)	2,810	2,948
Class D, 7.97% 8/3/15 (d)	2,310	2,459
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 1.1734% 1/15/38 (d)(i)(k)	23,512	777
Series 2004-CB8 Class X2, 1.286% 1/12/39 (d)(i)(k)	28,786	1,088
LB-UBS Commercial Mortgage Trust:
sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	10,855	11,660
Series 2003-C3 Class A2, 3.086% 5/15/27	9,205	8,847
Series 2005-C3 Class A2, 4.553% 7/15/30	4,905	4,758
Series 2001-C3 Class B, 6.512% 6/15/36	5,490	5,723
Series 2004-C2 Class XCP, 1.4108% 3/1/36 (d)(k)	64,009	2,231
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (d)	5,000	4,547
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA Class K1, 7.9088% 12/16/14 (d)(i)	4,035	4,031
Merrill Lynch Mortgage Trust sequential pay:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	3,260	3,195
Series 2005-MCP1 Class A2, 4.556% 6/12/43	5,950	5,752
Morgan Stanley Capital I Trust Series 2006-T23 Class A1, 5.682% 8/12/41 (e)	4,330	4,363
Morgan Stanley Capital I, Inc.:
sequential pay Series 1998-HF2 Class A2, 6.48% 11/15/30	5,167	5,241
Series 2003-IQ5 Class X2, 1.0742% 4/15/38 (d)(i)(k)	50,827	1,577
Series 2003-IQ6 Class X2, 0.7264% 12/15/41 (d)(i)(k)	93,948	2,213
Series 2005-IQ9 Class X2, 1.1904% 7/15/56 (d)(i)(k)	83,109	3,444
Morgan Stanley Dean Witter Capital I Trust floater Series 2002-XLF Class F, 7.4844% 8/5/14 (d)(i)	468	468
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	5,921	5,980
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Prudential Securities Secured Financing Corp. sequential pay Series 1998-C1 Class A1B, 6.506% 7/15/08	$ 6,692	$ 6,764
Salomon Brothers Mortgage Securities VII, Inc. sequential pay Series 2000-C3 Class A2, 6.592% 12/18/33	11,242	11,635
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (d)	5,000	5,063
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (d)	7,630	7,703
Class E3, 7.253% 3/15/13 (d)	3,166	3,231
Wachovia Bank Commercial Mortgage Trust:
sequential pay:
Series 2003-C8 Class A3, 4.445% 11/15/35	13,550	13,023
Series 2005-C16 Class A2, 4.38% 10/15/41	9,160	8,860
Series 2003-C8 Class XP, 0.7766% 11/15/35 (d)(i)(k)	70,038	1,053
Series 2003-C9 Class XP, 0.7694% 12/15/35 (d)(i)(k)	48,095	858
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $482,338)		470,110
Foreign Government and Government Agency Obligations - 0.4%

Israeli State 4.625% 6/15/13	2,440	2,271
Manitoba Province yankee 5.5% 10/1/08	15,000	15,072
Saskatchewan Province 7.125% 3/15/08	4,800	4,928
United Mexican States 5.875% 1/15/14	9,440	9,426
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $31,405)		31,697
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $10,366)	10,460	10,957
Fixed-Income Funds - 13.1%
	Shares	Value (000s)
Fidelity Specialized High Income Central Investment Portfolio (j)	750,338	$ 73,000
Fidelity Ultra-Short Central Fund (j)	9,136,249	908,874
TOTAL FIXED-INCOME FUNDS (Cost $982,564)		981,874
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (i)	$ 10,465	10,247
TOTAL PREFERRED SECURITIES (Cost $10,465)		10,247
Cash Equivalents - 9.6%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations) in a joint trading account at:
5.3%, dated 7/31/06 due 8/1/06	$ 166,436	166,412
5.3%, dated 7/31/06 due 8/1/06 (a)	549,309	549,228
TOTAL CASH EQUIVALENTS (Cost $715,640)		715,640
TOTAL INVESTMENT PORTFOLIO - 108.8% (Cost $8,262,171)		8,147,113
NET OTHER ASSETS - (8.8)%		(658,661)
NET ASSETS - 100%		$ 7,488,452
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34

	Dec. 2034	$ 3,225	$ 10
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34	Oct. 2034	2,300	38
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.885% 8/25/34	Sept. 2034	2,086	46
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	2,086	44
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	2,086	49
Receive monthly notional amount multiplied by .56% and pay Bank of America upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. 6.785% Series 2004-R11 11/25/34	Dec. 2034	8,000	2
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	2,900	0
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34

	August 2034	$ 2,086	$ 17
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. 6.105% 5/25/35	June 2034	2,900	4
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	2,086	14
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	2,086	18
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	1,910	1
Receive monthly notional amount multiplied by 1.65% and pay Goldman Sachs upon default event of Fieldstone Mortgage Investment Corp., par value of the notional amount of Fieldstone Mortgage Investment Corp. Series 2004-2 Class M5, 6.3413% 7/25/34	August 2034	2,507	25
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,086	4
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32

	April 2032	$ 263	$ 1
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	2,505	10
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	726	2
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	2,086	25
Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4 Index, par value of the proportional notional amount (h)	June 2010	55,000	50
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (g)	March 2010	34,720	252
Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (g)	March 2015	34,720	284
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .285% and pay Deutsche Bank upon default event of ConocoPhillips, par value of the notional amount of ConocoPhillips 4.75% 10/15/12	Sept. 2011	$ 16,700	$ (23)
Receive quarterly notional amount multiplied by .30% and pay Deutsche Bank upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	11,850	16
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	8,635	12
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	8,500	29
Receive quarterly notional amount multiplied by .37% and pay Goldman Sachs upon default event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	7,100	25
Receive quarterly notional amount multiplied by .37% and pay Morgan Stanley, Inc. upon default event of Pacific Gas & Electric Co. par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	6,625	24
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	5,700	26
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	5,450	14
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	$ 9,740	$ 25
Receive semi-annually notional amount multiplied by .56% and pay JPMorgan Chase, Inc. upon default of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	August 2011	10,000	6
Receive semi-annually notional amount multiplied by .61% and pay JPMorgan Chase, Inc. upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	17,730	74
TOTAL CREDIT DEFAULT SWAPS		276,394	1,124
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.039% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Feb. 2010	100,000	(4,482)
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	35,000	(1,138)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	35,000	(1,707)
Receive semi-annually a fixed rate equal to 4.708% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	Jan. 2009	200,000	(3,228)
Receive semi-annually a fixed rate equal to 4.7515% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2009	100,000	(1,511)
Receive semi-annually a fixed rate equal to 4.756% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Jan. 2009	150,000	(2,268)
Receive semi-annually a fixed rate equal to 4.8575% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	23,000	(285)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 4.921% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	$ 275,000	$ (2,992)
Receive semi-annually a fixed rate equal to 5.3315% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	100,000	951
TOTAL INTEREST RATE SWAPS		1,018,000	(16,660)
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR with Citibank	Sept. 2006	34,400	463
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	Dec. 2006	20,000	205
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Citibank	Sept. 2006	69,100	653
Receive quarterly a return equal to Banc of America Securities LLC AAA 10 Yr Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 15 basis points with Bank of America	August 2006	15,000	91
TOTAL TOTAL RETURN SWAPS		138,500	1,412
		$ 1,432,894	$ (14,124)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $585,619,000 or 7.8% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $20,510,000.
(g) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(h) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Specialized High Income Central Investment Portfolio	$ 1,260
Fidelity Ultra-Short Central Fund	12,384
Total	$ 13,644

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Investment Portfolio	$ 74,043	$ -	$ -	$ 73,000	35.7%
Fidelity Ultra-Short Central Fund	908,965	-	-	908,874	11.8%
Total	$ 983,008	$ -	$ -	$ 981,874
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $8,257,772,000. Net unrealized depreciation aggregated $110,659,000, of which $20,839,000 related to appreciated investment securities and $131,498,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Stock Fund

July 31, 2006

1.804840.102

LCS-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.5%
Auto Components - 0.2%
American Axle & Manufacturing Holdings, Inc.	37,123	$ 608
Gentex Corp.	77,016	1,027
		1,635
Diversified Consumer Services - 0.8%
Apollo Group, Inc. Class A (a)	121,450	5,747
Hotels, Restaurants & Leisure - 0.7%
Red Robin Gourmet Burgers, Inc. (a)	128,863	5,006
Household Durables - 0.6%
D.R. Horton, Inc.	50,100	1,074
KB Home	38,100	1,620
Standard Pacific Corp.	55,078	1,230
		3,924
Internet & Catalog Retail - 0.2%
Coldwater Creek, Inc. (a)	67,100	1,337
Media - 1.1%
Clear Channel Communications, Inc.	154,600	4,476
McGraw-Hill Companies, Inc.	33,100	1,864
Viacom, Inc. Class B (non-vtg.) (a)	42,900	1,495
		7,835
Multiline Retail - 1.2%
Federated Department Stores, Inc.	84,800	2,977
Target Corp.	125,200	5,749
		8,726
Specialty Retail - 3.2%
Best Buy Co., Inc.	88,550	4,015
Chico's FAS, Inc. (a)	149,800	3,393
Home Depot, Inc.	299,600	10,399
Staples, Inc.	187,893	4,062
Tween Brands, Inc. (a)	21,300	793
Urban Outfitters, Inc. (a)	36,800	537
		23,199
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc. (a)	74,200	2,130
Deckers Outdoor Corp. (a)	36,993	1,577
		3,707
TOTAL CONSUMER DISCRETIONARY		61,116
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 4.6%
Beverages - 0.2%
C&C Group PLC	101,000	$ 1,058
Food & Staples Retailing - 2.5%
CVS Corp.	148,700	4,865
Wal-Mart Stores, Inc.	194,080	8,637
Walgreen Co.	95,600	4,472
		17,974
Food Products - 1.4%
Cadbury Schweppes PLC sponsored ADR	27,000	1,060
Nestle SA (Reg.)	28,047	9,190
		10,250
Personal Products - 0.5%
Avon Products, Inc.	132,800	3,850
TOTAL CONSUMER STAPLES		33,132
ENERGY - 11.4%
Energy Equipment & Services - 4.8%
Baker Hughes, Inc.	12,500	999
Halliburton Co.	322,500	10,759
National Oilwell Varco, Inc. (a)	65,200	4,371
Noble Corp.	47,874	3,435
Schlumberger Ltd. (NY Shares)	171,100	11,438
Smith International, Inc.	87,300	3,891
		34,893
Oil, Gas & Consumable Fuels - 6.6%
Aurora Oil & Gas Corp. (a)	87,527	387
Chesapeake Energy Corp.	24,900	819
ConocoPhillips	175,000	12,012
Exxon Mobil Corp.	57,600	3,902
Forest Oil Corp. (a)	52,500	1,759
Hess Corp.	43,900	2,322
Occidental Petroleum Corp.	39,800	4,288
Peabody Energy Corp.	65,600	3,273
Plains Exploration & Production Co. (a)	58,600	2,576
Quicksilver Resources, Inc. (a)	76,900	2,719
Range Resources Corp.	67,250	1,890
Ultra Petroleum Corp. (a)	12,800	750
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	116,300	$ 7,842
XTO Energy, Inc.	56,300	2,646
		47,185
TOTAL ENERGY		82,078
FINANCIALS - 21.6%
Capital Markets - 3.2%
AP Alternative Assets, L.P. Restricted Depositary Units (a)(e)	71,400	1,428
Daiwa Securities Group, Inc.	83,000	927
Investors Financial Services Corp.	164,300	7,364
KKR Private Equity Investors, L.P. Restricted Depositary Units (f)	59,500	1,398
Lazard Ltd. Class A	22,600	883
State Street Corp.	47,300	2,841
UBS AG (NY Shares)	157,200	8,552
		23,393
Commercial Banks - 2.8%
Erste Bank der Oesterreichischen Sparkassen AG	46,774	2,698
HSBC Holdings PLC sponsored ADR	48,900	4,448
ICICI Bank Ltd.	58,737	718
Standard Chartered PLC (United Kingdom)	352,825	8,924
State Bank of India	65,074	1,329
Wachovia Corp.	40,800	2,188
		20,305
Consumer Finance - 1.2%
American Express Co.	79,130	4,120
Capital One Financial Corp.	57,300	4,432
		8,552
Diversified Financial Services - 6.7%
Asset Acceptance Capital Corp. (a)	58,692	1,067
Bank of America Corp.	426,700	21,988
FirstRand Ltd.	244,300	607
IntercontinentalExchange, Inc.	45,800	2,730
JPMorgan Chase & Co.	468,119	21,356
NETeller PLC (a)	60,200	427
		48,175
Insurance - 7.7%
ACE Ltd.	137,900	7,106
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	431,712	$ 26,192
Aspen Insurance Holdings Ltd.	90,700	2,141
Assurant, Inc.	15,500	747
Endurance Specialty Holdings Ltd.	179,300	5,444
IPC Holdings Ltd.	26,600	765
PartnerRe Ltd.	13,300	826
Platinum Underwriters Holdings Ltd.	230,400	6,518
Scottish Re Group Ltd.	56,213	224
XL Capital Ltd. Class A	82,200	5,236
		55,199
TOTAL FINANCIALS		155,624
HEALTH CARE - 18.6%
Biotechnology - 2.9%
Alkermes, Inc. (a)	72,974	1,252
Alnylam Pharmaceuticals, Inc. (a)	122,800	1,568
Amgen, Inc. (a)	75,300	5,251
Celgene Corp. (a)	25,300	1,212
Cephalon, Inc. (a)	151,452	9,956
MannKind Corp. (a)	16,800	307
Vertex Pharmaceuticals, Inc. (a)	32,700	1,096
		20,642
Health Care Equipment & Supplies - 2.6%
Advanced Medical Optics, Inc. (a)	22,100	1,088
Alcon, Inc.	29,200	3,224
Aspect Medical Systems, Inc. (a)	9,400	138
C.R. Bard, Inc.	48,300	3,428
Cooper Companies, Inc.	77,600	3,430
Inverness Medical Innovations, Inc. (a)	196,001	5,829
NeuroMetrix, Inc. (a)	13,400	440
St. Jude Medical, Inc. (a)	39,400	1,454
		19,031
Health Care Providers & Services - 2.7%
Aetna, Inc.	90,800	2,859
Chemed Corp.	26,900	989
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Humana, Inc. (a)	53,900	$ 3,015
UnitedHealth Group, Inc.	261,500	12,508
		19,371
Health Care Technology - 0.1%
Cerner Corp. (a)	20,500	830
Pharmaceuticals - 10.3%
Allergan, Inc.	90,385	9,748
Elan Corp. PLC sponsored ADR (a)	29,000	445
Johnson & Johnson	434,600	27,184
Merck & Co., Inc.	238,528	9,606
Novartis AG sponsored ADR	88,200	4,959
Pfizer, Inc.	165,778	4,309
Roche Holding AG (participation certificate)	33,776	6,011
Teva Pharmaceutical Industries Ltd. sponsored ADR	95,000	3,143
Wyeth	188,700	9,146
		74,551
TOTAL HEALTH CARE		134,425
INDUSTRIALS - 14.2%
Aerospace & Defense - 5.1%
EADS NV	33,700	971
Goodrich Corp.	98,400	3,972
Hexcel Corp. (a)	45,400	652
Honeywell International, Inc.	744,000	28,793
L-3 Communications Holdings, Inc.	27,800	2,047
		36,435
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	36,500	2,515
Airlines - 0.2%
UAL Corp. (a)	53,700	1,404
Commercial Services & Supplies - 0.3%
Robert Half International, Inc.	55,900	1,809
Electrical Equipment - 0.1%
SolarWorld AG	3,200	175
Vestas Wind Systems AS (a)	31,600	852
		1,027
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 8.0%
General Electric Co. (d)	1,604,108	$ 52,438
Siemens AG sponsored ADR	8,900	718
Smiths Group PLC	211,600	3,563
Tyco International Ltd.	37,200	971
		57,690
Trading Companies & Distributors - 0.2%
Watsco, Inc.	36,500	1,618
TOTAL INDUSTRIALS		102,498
INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 1.9%
Comverse Technology, Inc. (a)	56,500	1,095
Corning, Inc.	49,600	946
CSR PLC (a)	142,500	3,021
Juniper Networks, Inc. (a)	124,800	1,679
Motorola, Inc.	65,900	1,500
Nokia Corp. sponsored ADR	85,500	1,697
QUALCOMM, Inc.	13,800	487
Research In Motion Ltd. (a)	54,100	3,551
		13,976
Computers & Peripherals - 3.2%
Apple Computer, Inc. (a)	75,200	5,111
Dell, Inc. (a)	385,102	8,349
EMC Corp. (a)	666,723	6,767
Hewlett-Packard Co.	39,000	1,244
NCR Corp. (a)	59,100	1,899
		23,370
Electronic Equipment & Instruments - 0.6%
Agilent Technologies, Inc. (a)	124,900	3,552
Wolfson Microelectronics PLC (a)	60,600	512
		4,064
Internet Software & Services - 4.1%
eBay, Inc. (a)	474,097	11,412
Google, Inc. Class A (sub. vtg.) (a)	39,200	15,155
Yahoo!, Inc. (a)	115,500	3,135
		29,702
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.7%
First Data Corp.	79,600	$ 3,252
Infosys Technologies Ltd. sponsored ADR	41,500	1,705
		4,957
Semiconductors & Semiconductor Equipment - 3.9%
ARM Holdings PLC sponsored ADR	442,700	2,873
Broadcom Corp. Class A (a)	159,700	3,831
Cree, Inc. (a)	42,900	846
Cymer, Inc. (a)	18,100	708
Intel Corp.	578,541	10,414
KLA-Tencor Corp.	23,300	983
Linear Technology Corp.	67,500	2,184
Marvell Technology Group Ltd. (a)	126,100	2,339
Maxim Integrated Products, Inc.	94,300	2,771
MEMC Electronic Materials, Inc. (a)	34,000	1,034
		27,983
Software - 1.3%
Adobe Systems, Inc. (a)	14,800	422
Autonomy Corp. PLC (a)	10,100	81
Microsoft Corp.	363,802	8,742
Take-Two Interactive Software, Inc. (a)	8,700	93
		9,338
TOTAL INFORMATION TECHNOLOGY		113,390
MATERIALS - 1.6%
Chemicals - 1.0%
Celanese Corp. Class A	74,030	1,422
Linde AG	17,614	1,488
Praxair, Inc.	76,500	4,195
		7,105
Metals & Mining - 0.6%
Carpenter Technology Corp.	8,200	807
Mittal Steel Co. NV Class A (NY Shares) (d)	101,400	3,469
		4,276
TOTAL MATERIALS		11,381
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	294,600	$ 8,835
Qwest Communications International, Inc. (a)	335,900	2,684
		11,519
Wireless Telecommunication Services - 1.4%
American Tower Corp. Class A (a)	110,889	3,748
Sprint Nextel Corp.	322,884	6,393
		10,141
TOTAL TELECOMMUNICATION SERVICES		21,660
UTILITIES - 0.6%
Electric Utilities - 0.3%
Exelon Corp.	41,700	2,414
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	110,800	2,200
TOTAL UTILITIES		4,614
TOTAL COMMON STOCKS (Cost $702,040)		719,918
Money Market Funds - 6.3%

Fidelity Cash Central Fund, 5.3% (b)	1,009,979	1,010
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	44,820,000	44,820
TOTAL MONEY MARKET FUNDS (Cost $45,830)		45,830
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $747,870)		765,748
NET OTHER ASSETS - (6.1)%		(44,106)
NET ASSETS - 100%		$ 721,642
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,428,000 or 0.2% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,398,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
KKR Private Equity Investors, L.P. Restricted Depositary Units	5/3/06	$ 1,488
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 86
Fidelity Securities Lending Cash Central Fund	59
Total	$ 145
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $752,493,000. Net unrealized appreciation aggregated $13,255,000, of which $65,587,000 related to appreciated investment securities and $52,332,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap Stock Fund

July 31, 2006

1.804824.102

MCS-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 0.4%
Visteon Corp. (a)(e)	7,000,000	$ 49,980
Hotels, Restaurants & Leisure - 4.6%
Boyd Gaming Corp.	1,000,000	33,540
Gaylord Entertainment Co. (a)	1,339,807	51,207
Harrah's Entertainment, Inc.	100,000	6,011
Morgans Hotel Group Co. (e)	3,350,000	45,091
Penn National Gaming, Inc. (a)	2,229,300	73,723
Royal Caribbean Cruises Ltd.	5,000,000	169,500
Starbucks Corp. (a)	1,500,000	51,390
Starwood Hotels & Resorts Worldwide, Inc.	1,000,000	52,580
The Cheesecake Factory, Inc. (a)	100,000	2,285
Wynn Resorts Ltd. (a)	750,000	48,008
		533,335
Household Durables - 2.3%
Champion Enterprises, Inc. (a)	450,000	2,984
Harman International Industries, Inc.	1,000,000	80,200
LG Electronics, Inc.	1,200,030	70,357
Whirlpool Corp. (d)	1,384,600	106,877
		260,418
Internet & Catalog Retail - 0.9%
Blue Nile, Inc. (a)(d)(e)	1,738,800	45,800
GSI Commerce, Inc. (a)(e)	4,444,519	57,068
		102,868
Media - 1.2%
Getty Images, Inc. (a)	1,000,000	46,650
Lamar Advertising Co. Class A (a)(d)	1,300,000	63,752
Univision Communications, Inc. Class A (a)	723,600	24,168
		134,570
Multiline Retail - 0.7%
Federated Department Stores, Inc.	2,308,200	81,041
Specialty Retail - 3.2%
Aeropostale, Inc. (a)(e)	2,900,000	80,359
Circuit City Stores, Inc.	5,066,100	124,119
Eddie Bauer Holdings, Inc. (a)	1,424,900	18,524
Gamestop Corp. Class A (a)(d)	1,402,467	58,357
Staples, Inc.	4,000,000	86,480
		367,839
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
Fossil, Inc. (a)	824,858	$ 14,979
TOTAL CONSUMER DISCRETIONARY		1,545,030
CONSUMER STAPLES - 1.2%
Food & Staples Retailing - 0.4%
Rite Aid Corp.	11,000,000	46,420
Personal Products - 0.8%
Avon Products, Inc.	3,000,000	86,970
TOTAL CONSUMER STAPLES		133,390
ENERGY - 11.8%
Energy Equipment & Services - 6.0%
BJ Services Co.	1,500,000	54,405
GlobalSantaFe Corp.	1,000,000	54,930
Halliburton Co.	3,300,000	110,088
National Oilwell Varco, Inc. (a)	1,551,250	103,996
Noble Corp.	1,400,000	100,450
Pride International, Inc. (a)	2,801,137	83,670
Transocean, Inc. (a)	1,000,000	77,230
Weatherford International Ltd. (a)	2,200,000	103,048
		687,817
Oil, Gas & Consumable Fuels - 5.8%
Arch Coal, Inc.	1,400,000	53,116
Cameco Corp.	1,000,000	39,846
EOG Resources, Inc.	800,000	59,320
Hess Corp.	2,100,000	111,090
Massey Energy Co. (d)	2,000,000	53,440
Peabody Energy Corp.	3,000,000	149,700
Valero Energy Corp.	3,000,000	202,290
		668,802
TOTAL ENERGY		1,356,619
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 5.8%
Capital Markets - 2.3%
E*TRADE Financial Corp. (a)	7,000,000	$ 163,170
TD Ameritrade Holding Corp.	6,000,000	98,280
		261,450
Commercial Banks - 0.9%
SVB Financial Group (a)	960,418	43,046
Wintrust Financial Corp.	1,250,000	60,013
		103,059
Insurance - 1.2%
Axis Capital Holdings Ltd.	2,430,200	71,837
W.R. Berkley Corp.	1,000,000	36,000
Willis Group Holdings Ltd.	1,000,000	32,530
		140,367
Real Estate Management & Development - 0.6%
Move, Inc. (e)	15,000,000	66,000
Thrifts & Mortgage Finance - 0.8%
Hudson City Bancorp, Inc.	4,000,000	51,880
Sovereign Bancorp, Inc.	2,100,000	43,344
		95,224
TOTAL FINANCIALS		666,100
HEALTH CARE - 13.2%
Biotechnology - 2.7%
Celgene Corp. (a)	2,000,000	95,780
Genentech, Inc. (a)	850,000	68,697
MedImmune, Inc. (a)	2,173,600	55,166
Novacea, Inc. (e)	1,747,843	14,507
ONYX Pharmaceuticals, Inc. (a)(d)	750,000	11,783
OSI Pharmaceuticals, Inc. (a)(d)	1,730,791	57,791
OXiGENE, Inc. (a)(e)	2,000,000	6,500
		310,224
Health Care Equipment & Supplies - 3.7%
Advanced Medical Optics, Inc. (a)	864,600	42,582
C.R. Bard, Inc.	750,000	53,228
Mentor Corp.	1,500,000	66,690
NMT Medical, Inc. (a)(d)	100,000	1,075
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
St. Jude Medical, Inc. (a)	6,500,000	$ 239,850
Thoratec Corp. (a)	1,576,929	21,762
		425,187
Health Care Providers & Services - 4.1%
Healthspring, Inc. (e)	3,488,300	64,917
Humana, Inc. (a)	3,000,000	167,790
Medco Health Solutions, Inc. (a)	1,000,000	59,330
Omnicare, Inc. (d)	4,000,000	181,040
		473,077
Health Care Technology - 0.6%
IMS Health, Inc.	2,517,600	69,083
Life Sciences Tools & Services - 1.3%
Covance, Inc. (a)	1,000,000	63,760
Invitrogen Corp. (a)	1,500,000	92,685
		156,445
Pharmaceuticals - 0.8%
Allergan, Inc.	855,000	92,212
TOTAL HEALTH CARE		1,526,228
INDUSTRIALS - 11.4%
Aerospace & Defense - 2.5%
Hexcel Corp. (a)	2,750,000	39,518
L-3 Communications Holdings, Inc.	1,000,000	73,650
Precision Castparts Corp.	1,500,000	89,475
Rockwell Collins, Inc.	1,500,000	80,055
		282,698
Airlines - 0.2%
JetBlue Airways Corp. (a)(d)	2,500,000	26,725
Commercial Services & Supplies - 3.6%
Allied Waste Industries, Inc.	7,500,000	76,200
American Reprographics Co. (a)	1,088,625	34,814
CDI Corp. (e)	1,982,424	38,756
Cintas Corp.	3,000,000	105,900
Knoll, Inc.	2,232,013	38,391
Robert Half International, Inc.	1,000,000	32,360
Waste Management, Inc.	2,569,900	88,353
		414,774
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 1.4%
Chicago Bridge & Iron Co. NV (NY Shares)	3,258,600	$ 79,054
Fluor Corp.	400,010	35,133
Quanta Services, Inc. (a)	3,000,000	47,880
		162,067
Electrical Equipment - 0.7%
Evergreen Solar, Inc. (a)(d)	2,000,000	18,860
Global Power Equipment Group, Inc. (a)(d)	691,000	1,831
Rockwell Automation, Inc.	850,000	52,683
		73,374
Machinery - 0.4%
Manitowoc Co., Inc.	1,250,000	49,075
Marine - 0.6%
American Commercial Lines, Inc.	500,000	27,475
Kirby Corp. (a)	1,232,700	39,582
		67,057
Road & Rail - 2.0%
Burlington Northern Santa Fe Corp.	1,500,000	103,365
Landstar System, Inc.	1,000,000	42,690
Norfolk Southern Corp.	2,000,000	86,840
		232,895
TOTAL INDUSTRIALS		1,308,665
INFORMATION TECHNOLOGY - 23.8%
Communications Equipment - 4.9%
Alcatel SA sponsored ADR (a)(d)	8,000,000	90,240
CIENA Corp. (a)	20,000,000	72,600
Comverse Technology, Inc. (a)(e)	11,900,000	230,622
Juniper Networks, Inc. (a)	5,000,000	67,250
MasTec, Inc. (a)(e)	4,116,000	53,796
Motorola, Inc.	2,500,000	56,900
		571,408
Computers & Peripherals - 2.2%
Diebold, Inc.	750,000	30,300
NCR Corp. (a)	6,250,000	200,875
QLogic Corp. (a)	1,041,500	18,216
		249,391
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 4.7%
Amphenol Corp. Class A	2,000,000	$ 112,160
Arrow Electronics, Inc. (a)	1,838,400	51,953
Benchmark Electronics, Inc. (a)	3,000,000	72,990
Celestica, Inc. (sub. vtg.) (a)	5,000,000	46,969
Flextronics International Ltd. (a)	11,750,000	133,245
Solectron Corp. (a)	42,500,000	128,350
		545,667
Internet Software & Services - 0.6%
Akamai Technologies, Inc. (a)	1,500,000	59,445
eBay, Inc. (a)	275,000	6,619
		66,064
IT Services - 1.3%
Alliance Data Systems Corp. (a)	851,800	43,714
Cognizant Technology Solutions Corp. Class A (a)	1,000,000	65,490
Telvent GIT SA (a)(e)	2,773,900	39,778
		148,982
Office Electronics - 0.5%
Xerox Corp.	4,000,000	56,360
Semiconductors & Semiconductor Equipment - 6.4%
Axcelis Technologies, Inc. (a)	675,000	3,733
FormFactor, Inc. (a)	1,300,000	55,731
Freescale Semiconductor, Inc. Class B (a)	3,750,000	106,950
Intel Corp.	600,000	10,800
MEMC Electronic Materials, Inc. (a)	3,000,000	91,260
Microchip Technology, Inc. (d)	5,250,000	169,365
ON Semiconductor Corp. (a)	7,179,450	45,159
PMC-Sierra, Inc. (a)	8,507,005	43,471
Renewable Energy Corp. AS	3,524,500	47,387
Samsung Electronics Co. Ltd.	170,000	108,213
Silicon Laboratories, Inc. (a)	1,300,000	47,996
United Microelectronics Corp. sponsored ADR (d)	900,000	2,745
Vimicro International Corp. sponsored ADR	100,000	1,075
		733,885
Software - 3.2%
Adobe Systems, Inc. (a)	315,000	8,981
Amdocs Ltd. (a)	1,155,000	41,903
BEA Systems, Inc. (a)	5,000,000	58,700
Citrix Systems, Inc. (a)	1,500,000	47,655
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
FileNET Corp. (a)(e)	3,000,000	$ 95,460
NAVTEQ Corp. (a)	2,000,000	56,360
Symantec Corp. (a)	200,000	3,474
TIBCO Software, Inc. (a)	7,000,000	55,720
		368,253
TOTAL INFORMATION TECHNOLOGY		2,740,010
MATERIALS - 8.9%
Chemicals - 5.2%
Agrium, Inc.	4,000,000	96,889
Air Products & Chemicals, Inc.	500,000	31,965
Chemtura Corp.	3,500,000	30,135
Cytec Industries, Inc.	1,000,000	53,410
Monsanto Co.	3,000,000	128,970
Nitto Denko Corp.	110,000	7,992
Potash Corp. of Saskatchewan, Inc.	2,000,000	189,000
Tokuyama Corp.	4,000,000	53,136
		591,497
Containers & Packaging - 0.2%
Crown Holdings, Inc. (a)	100,000	1,666
Smurfit-Stone Container Corp.	2,500,000	25,300
		26,966
Metals & Mining - 3.5%
Commercial Metals Co.	1,773,700	40,245
Gold Fields Ltd. sponsored ADR	3,000,000	62,550
Mittal Steel Co. NV Class A (NY Shares) (d)	2,500,000	85,525
Novelis, Inc.	1,916,100	37,760
Oregon Steel Mills, Inc. (a)	605,665	28,006
Steel Dynamics, Inc.	506,600	29,393
Titanium Metals Corp.	2,000,000	57,680
United States Steel Corp.	1,000,000	63,070
		404,229
TOTAL MATERIALS		1,022,692
TELECOMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 7.3%
AT&T, Inc.	4,000,000	119,960
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Broadwing Corp. (a)(d)(e)	6,000,000	$ 55,140
Cincinnati Bell, Inc.	7,712,800	30,928
Global Crossing Ltd. (a)	1,606,882	24,505
Qwest Communications International, Inc. (a)	60,000,000	479,397
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)(d)	7,500,000	125,625
Vonage Holdings Corp.	528,817	3,749
		839,304
Wireless Telecommunication Services - 0.4%
NII Holdings, Inc. (a)	1,000,000	52,780
TOTAL TELECOMMUNICATION SERVICES		892,084
UTILITIES - 0.6%
Independent Power Producers & Energy Traders - 0.6%
AES Corp. (a)	3,500,000	69,510
TOTAL COMMON STOCKS (Cost $9,629,201)		11,260,328
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 5.3% (b)	125,723,210	125,723
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	218,233,600	218,234
TOTAL MONEY MARKET FUNDS (Cost $343,957)		343,957
Cash Equivalents - 0.3%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 5.25%, dated 7/31/06 due 8/1/06) (Cost $34,282)	$ 34,287	34,282
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $10,007,440)		11,638,567
NET OTHER ASSETS - (1.1)%		(121,607)
NET ASSETS - 100%		$ 11,516,960
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,123
Fidelity Securities Lending Cash Central Fund	406
Total	$ 1,529
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aeropostale, Inc.	$ 89,059	$ -	$ -	$ -	$ 80,359
Benchmark Electronics, Inc.	92,138	-	9,091	-	-
Blue Nile, Inc.	60,197	264	-	-	45,800
Broadwing Corp.	-	76,903	-	-	55,140
CDI Corp.	31,749	23,616	-	134	38,756
Comverse Technology, Inc.	252,698	15,330	-	-	230,622
FileNET Corp.	48,660	33,170	733	-	95,460
GSI Commerce, Inc.	72,488	3,971	-	-	57,068
Healthspring, Inc.	59,301	-	-	-	64,917
Homestore, Inc.	92,100	-	-	-	-
MasTec, Inc.	36,990	13,898	-	-	53,796
Morgans Hotel Group Co.	41,669	16,121	-	-	45,091
Move, Inc.	-	-	-	-	66,000
Novacea, Inc.	-	11,375	22	-	14,507
OXiGENE, Inc.	8,640	-	-	-	6,500
Telvent GIT SA	38,835	-	-	-	39,778
Visteon Corp.	44,100	-	3,530	-	49,980
Total	$ 968,624	$ 194,648	$ 13,376	$ 134	$ 943,774
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $10,012,260,000. Net unrealized appreciation aggregated $1,626,307,000, of which $2,319,316,000 related to appreciated investment securities and $693,009,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Retirement
Fund

July 31, 2006

1.804843.102

SMR-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 16.7%
Diversified Consumer Services - 1.7%
Jackson Hewitt Tax Service, Inc.	113,600	$ 3,877,168
Hotels, Restaurants & Leisure - 4.0%
Domino's Pizza, Inc.	410,400	9,332,496
Household Durables - 4.6%
Lifetime Brands, Inc.	522,433	10,621,063
Media - 2.9%
Harte-Hanks, Inc.	96,700	2,358,513
Valassis Communications, Inc. (a)	206,400	4,237,392
		6,595,905
Specialty Retail - 0.9%
Genesco, Inc.	81,200	2,198,084
Textiles, Apparel & Luxury Goods - 2.6%
Timberland Co. Class A (a)	235,300	6,058,975
TOTAL CONSUMER DISCRETIONARY		38,683,691
ENERGY - 8.4%
Energy Equipment & Services - 1.8%
Carbo Ceramics, Inc.	109,700	4,266,233
Oil, Gas & Consumable Fuels - 6.6%
Comstock Resources, Inc. (a)	129,400	3,806,948
Goodrich Petroleum Corp.	162,900	5,530,455
Mariner Energy, Inc. (a)	324,530	5,844,785
		15,182,188
TOTAL ENERGY		19,448,421
FINANCIALS - 22.2%
Consumer Finance - 3.9%
Dollar Financial Corp. (a)	453,400	9,104,272
Diversified Financial Services - 0.6%
Marlin Business Services Corp. (a)	66,819	1,387,162
Insurance - 13.2%
Aspen Insurance Holdings Ltd.	245,400	5,791,440
Hilb Rogal & Hobbs Co.	97,500	3,948,750
IPC Holdings Ltd.	229,400	6,595,250
Max Re Capital Ltd.	433,600	9,756,000
Montpelier Re Holdings Ltd. (d)	240,000	4,339,200
		30,430,640
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 4.5%
Farmer Mac Class C (non-vtg.)	224,200	$ 6,015,286
Washington Federal, Inc.	195,200	4,366,624
		10,381,910
TOTAL FINANCIALS		51,303,984
HEALTH CARE - 20.7%
Health Care Equipment & Supplies - 4.9%
DexCom, Inc. (a)	740,802	8,808,136
ICU Medical, Inc. (a)	62,100	2,594,538
		11,402,674
Health Care Providers & Services - 15.8%
Amedisys, Inc. (a)(d)	248,800	9,501,672
Chemed Corp.	127,236	4,679,740
Emergency Medical Services Corp. Class A	87,600	1,044,192
Omnicare, Inc.	327,004	14,800,201
Providence Service Corp. (a)	81,600	2,004,912
VistaCare, Inc. Class A (a)	387,315	4,508,347
		36,539,064
TOTAL HEALTH CARE		47,941,738
INDUSTRIALS - 12.9%
Building Products - 0.7%
Quixote Corp.	97,904	1,563,527
Commercial Services & Supplies - 3.2%
Copart, Inc. (a)	84,000	2,237,760
Healthcare Services Group, Inc.	123,300	2,664,513
Navigant Consulting, Inc. (a)	130,700	2,493,756
		7,396,029
Construction & Engineering - 1.4%
URS Corp. (a)	79,300	3,140,280
Electrical Equipment - 1.6%
EnerSys (a)	205,900	3,712,377
Machinery - 2.0%
Columbus McKinnon Corp. (NY Shares) (a)	242,700	4,570,041
Road & Rail - 1.8%
Heartland Express, Inc.	283,733	4,270,182
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 2.2%
UAP Holding Corp.	257,122	$ 5,065,303
TOTAL INDUSTRIALS		29,717,739
INFORMATION TECHNOLOGY - 8.9%
Electronic Equipment & Instruments - 0.8%
FARO Technologies, Inc. (a)	117,600	1,896,888
Internet Software & Services - 3.2%
j2 Global Communications, Inc. (a)	263,600	7,380,800
IT Services - 2.9%
CACI International, Inc. Class A (a)	72,000	4,057,200
Lionbridge Technologies, Inc. (a)	426,800	2,565,068
		6,622,268
Office Electronics - 2.0%
Zebra Technologies Corp. Class A (a)	150,900	4,730,715
TOTAL INFORMATION TECHNOLOGY		20,630,671
MATERIALS - 5.7%
Metals & Mining - 5.7%
Carpenter Technology Corp.	45,700	4,496,880
Compass Minerals International, Inc.	241,800	6,458,478
Oregon Steel Mills, Inc. (a)	47,600	2,201,024
		13,156,382
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
Cogent Communications Group, Inc. (a)	335,000	3,004,950
TOTAL COMMON STOCKS (Cost $225,794,628)		223,887,576
Money Market Funds - 5.8%
	Shares	Value
Fidelity Cash Central Fund, 5.3% (b)	2,580,770	$ 2,580,770
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	10,978,875	10,978,875
TOTAL MONEY MARKET FUNDS (Cost $13,559,645)		13,559,645
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $239,354,273)		237,447,221
NET OTHER ASSETS - (2.6)%		(6,123,320)
NET ASSETS - 100%		$ 231,323,901
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 49,237
Fidelity Securities Lending Cash Central Fund	20,728
Total	$ 69,965
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $239,438,307. Net unrealized depreciation aggregated $1,991,086, of which $15,445,706 related to appreciated investment securities and $17,436,792 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Stock Fund

July 31, 2006

1.804879.102

SLC-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.6%
Auto Components - 0.7%
Amerigon, Inc. (a)(e)	2,125,131	$ 15,365
LKQ Corp. (a)	759,573	17,014
		32,379
Distributors - 0.4%
Keystone Automotive Industries, Inc. (a)	460,965	19,660
Diversified Consumer Services - 0.4%
Carriage Services, Inc. Class A (e)	1,185,250	4,978
Service Corp. International (SCI)	1,681,100	12,625
		17,603
Hotels, Restaurants & Leisure - 3.0%
Boyd Gaming Corp.	374,777	12,570
Domino's Pizza, Inc.	624,500	14,201
Famous Dave's of America, Inc. (a)(e)	1,059,388	13,295
Friendly Ice Cream Corp. (a)	181,000	1,394
Paddy Power PLC (Ireland)	800,000	13,356
Penn National Gaming, Inc. (a)	2,302,716	76,151
Six Flags, Inc. (d)	691,537	3,651
		134,618
Household Durables - 1.7%
Directed Electronics, Inc.	115,805	1,340
Fourlis Holdings SA	1,338,791	18,982
Interface, Inc. Class A (a)(e)	3,216,967	39,472
Lifetime Brands, Inc. (d)(e)	884,227	17,976
		77,770
Leisure Equipment & Products - 1.2%
Jumbo SA (e)	4,272,853	52,942
Media - 2.1%
Adlink Internet Media AG (a)(d)	395,571	7,246
Focus Media Holding Ltd. ADR	435,063	27,239
Harris Interactive, Inc. (a)(e)	3,366,562	19,156
Live Nation, Inc. (a)	1,071,539	22,459
Playboy Enterprises, Inc. Class B (non-vtg.) (a)(d)	1,676,958	16,367
		92,467
Specialty Retail - 8.3%
Big 5 Sporting Goods Corp. (e)	1,225,100	23,804
Eddie Bauer Holdings, Inc. (a)	1,330,200	17,293
Forzani Group Ltd. Class A (a)	1,050,000	14,902
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Gamestop Corp.:
Class A (a)	1,169,663	$ 48,670
Class B (a)	243,119	9,141
La Senza Corp. (sub. vtg.) (e)	844,100	18,089
New York & Co., Inc. (a)	566,000	5,739
O'Reilly Automotive, Inc. (a)	575,000	16,301
OfficeMax, Inc.	550,200	22,619
The Children's Place Retail Stores, Inc. (a)(e)	2,780,440	155,213
The Game Group PLC	2,122,133	3,251
The Men's Wearhouse, Inc.	1,101,500	34,268
		369,290
Textiles, Apparel & Luxury Goods - 2.8%
Carter's, Inc. (a)	414,400	9,038
Gildan Activewear, Inc. Class A (a)	1,144,720	48,900
Quiksilver, Inc. (a)	1,499,800	19,422
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	907,000	19,782
Stride Rite Corp.	637,000	8,064
Ted Baker PLC	2,061,323	19,388
		124,594
TOTAL CONSUMER DISCRETIONARY		921,323
CONSUMER STAPLES - 1.0%
Food Products - 0.0%
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	1,750,000	3
Personal Products - 1.0%
Alberto-Culver Co.	549,900	26,802
Sarantis SA (Reg.)	1,708,727	17,330
		44,132
TOTAL CONSUMER STAPLES		44,135
ENERGY - 3.4%
Energy Equipment & Services - 3.1%
Carbo Ceramics, Inc.	928,735	36,119
Fred Olsen Energy ASA (a)(d)	300,000	13,794
Global Industries Ltd. (a)	1,000,808	16,693
Hornbeck Offshore Services, Inc. (a)	324,501	11,276
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Hydril Co. (a)	300,326	$ 20,804
NATCO Group, Inc. Class A (a)	499,600	18,985
Superior Energy Services, Inc. (a)	600,300	20,560
		138,231
Oil, Gas & Consumable Fuels - 0.3%
Petrohawk Energy Corp. (a)	1,100,000	12,892
TOTAL ENERGY		151,123
FINANCIALS - 5.2%
Capital Markets - 0.8%
Acta Holding ASA	4,000,000	14,623
TradeStation Group, Inc. (a)	1,438,452	21,030
		35,653
Commercial Banks - 2.4%
Center Financial Corp., California	696,844	17,365
East West Bancorp, Inc.	629,105	25,384
Hanmi Financial Corp.	930,993	17,726
SVB Financial Group (a)	497,500	22,298
UCBH Holdings, Inc.	633,094	10,560
Wintrust Financial Corp.	325,737	15,639
		108,972
Diversified Financial Services - 0.3%
NETeller PLC (a)	1,659,405	11,779
Insurance - 1.2%
Endurance Specialty Holdings Ltd.	581,300	17,648
Platinum Underwriters Holdings Ltd.	647,800	18,326
United America Indemnity Ltd. Class A (a)	800,133	16,595
		52,569
Real Estate Investment Trusts - 0.5%
Pennsylvania (REIT) (SBI)	575,200	22,651
TOTAL FINANCIALS		231,624
HEALTH CARE - 16.6%
Biotechnology - 2.1%
Alkermes, Inc. (a)	854,800	14,668
Monogram Biosciences, Inc. (a)	2,582,851	4,391
Myogen, Inc. (a)	285,094	8,798
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Myriad Genetics, Inc. (a)	1,639,000	$ 40,352
Pharmion Corp. (a)	520,580	8,964
Renovis, Inc. (a)(d)	920,900	11,649
Solexa, Inc. (a)(d)	673,865	5,970
		94,792
Health Care Equipment & Supplies - 4.2%
Advanced Medical Optics, Inc. (a)	499,700	24,610
Aspect Medical Systems, Inc. (a)	431,400	6,320
BioLase Technology, Inc. (d)(e)	1,371,840	11,263
Cholestech Corp. (a)(e)	1,337,891	14,369
DexCom, Inc. (a)(d)	1,252,748	14,895
DJO, Inc. (a)	827,600	32,665
Imaging Dynamics Co. Ltd. (a)(e)	3,976,100	11,736
Kyphon, Inc. (a)	449,947	15,325
NeuroMetrix, Inc. (a)	42,700	1,401
Palomar Medical Technologies, Inc. (a)	269,900	10,280
Regeneration Technologies, Inc. (a)(e)	1,739,423	10,158
Somanetics Corp. (a)(e)	770,305	13,041
SonoSite, Inc. (a)	740,100	23,890
		189,953
Health Care Providers & Services - 1.9%
DaVita, Inc. (a)	351,700	17,592
Healthways, Inc. (a)	663,739	35,656
Providence Service Corp. (a)(e)	839,231	20,620
Rural/Metro Corp. (a)	529,149	3,688
VistaCare, Inc. Class A (a)	453,878	5,283
		82,839
Health Care Technology - 4.2%
Cerner Corp. (a)(d)	2,560,909	103,666
Per-Se Technologies, Inc. (a)(e)	3,010,450	71,859
Phase Forward, Inc. (a)	975,634	10,898
		186,423
Life Sciences Tools & Services - 4.2%
Charles River Laboratories International, Inc. (a)	699,100	24,818
Covance, Inc. (a)	301,200	19,205
Exelixis, Inc. (a)	700,856	6,238
ICON PLC sponsored ADR (a)	365,900	24,091
Kendle International, Inc. (a)(e)	983,737	28,597
PAREXEL International Corp. (a)	737,378	21,878
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Pharmaceutical Product Development, Inc.	449,700	$ 17,304
PRA International (a)(e)	1,897,773	43,914
		186,045
Pharmaceuticals - 0.0%
Cypress Bioscience, Inc. (a)	277,280	1,597
TOTAL HEALTH CARE		741,649
INDUSTRIALS - 13.8%
Aerospace & Defense - 3.5%
AAR Corp. (a)(e)	2,104,000	49,823
Alliant Techsystems, Inc. (a)	300,349	24,070
BE Aerospace, Inc. (a)	1,482,645	36,695
Thielert AG	750,000	23,280
Triumph Group, Inc. (a)	478,815	22,978
		156,846
Air Freight & Logistics - 0.7%
Hub Group, Inc. Class A	781,772	17,652
UTI Worldwide, Inc.	626,352	14,594
		32,246
Building Products - 0.3%
Quixote Corp. (e)	782,472	12,496
Commercial Services & Supplies - 4.7%
Clean Harbors, Inc.	499,995	18,445
Comsys IT Partners, Inc. (a)(e)	1,218,949	17,931
Datamonitor PLC (e)	5,143,595	37,713
DiamondCluster International, Inc. (a)	1,060,091	9,562
Group 4 Securicor PLC (United Kingdom)	4,500,000	14,059
Healthcare Services Group, Inc.	806,626	17,431
Intermap Technologies Corp. (e)	2,498,900	10,467
Kforce, Inc. (a)	710,533	8,860
Medialink Worldwide, Inc. (a)(d)(e)	602,200	2,282
Navigant Consulting, Inc. (a)	1,097,300	20,936
Team, Inc. (a)(e)	596,300	14,741
Tele Atlas NV (Netherlands) (a)	2,221,669	35,984
		208,411
Electrical Equipment - 2.8%
Belden CDT, Inc. (d)	694,818	22,547
Energy Conversion Devices, Inc. (a)	531,000	17,868
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
GrafTech International Ltd. (a)	1,384,442	$ 7,434
Q-Cells AG (d)	227,514	16,292
SolarWorld AG (d)	279,840	15,295
Ultralife Batteries, Inc. (a)(d)(e)	1,405,160	13,588
Vestas Wind Systems AS (a)	1,150,000	31,006
		124,030
Industrial Conglomerates - 0.4%
McDermott International, Inc. (a)	400,000	18,216
Machinery - 0.1%
Astec Industries, Inc. (a)	274,870	5,827
Road & Rail - 0.9%
Landstar System, Inc.	497,773	21,250
Universal Truckload Services, Inc. (a)	526,900	18,468
		39,718
Trading Companies & Distributors - 0.4%
WESCO International, Inc. (a)(d)	322,270	18,772
TOTAL INDUSTRIALS		616,562
INFORMATION TECHNOLOGY - 32.5%
Communications Equipment - 1.7%
ADVA AG Optical Networking (a)	552,081	4,647
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	1,023,900	10,403
CSR PLC (a)	825,000	17,492
Finisar Corp. (a)(d)	6,600,000	18,480
MasTec, Inc. (a)	505,900	6,612
Oplink Communications, Inc. (a)	456,352	6,800
TANDBERG ASA	1,188,770	11,106
		75,540
Computers & Peripherals - 2.2%
Intermec, Inc. (a)	2,527,131	61,662
Neoware Systems, Inc. (a)(d)(e)	1,716,080	21,245
Xyratex Ltd. (a)	702,350	16,323
		99,230
Electronic Equipment & Instruments - 8.8%
Arrow Electronics, Inc. (a)	1,677,300	47,400
Avnet, Inc. (a)	1,059,204	19,278
AVX Corp.	1,059,702	16,044
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
FLIR Systems, Inc. (a)	819,700	$ 19,681
Ingram Micro, Inc. Class A (a)	6,895,750	121,572
Insight Enterprises, Inc. (a)(e)	2,618,997	44,366
KEMET Corp. (a)	2,911,472	24,369
Metrologic Instruments, Inc. (a)(d)	799,749	11,524
PC Connection, Inc. (a)(e)	1,915,007	11,471
TTM Technologies, Inc. (a)(e)	4,119,276	45,477
Vishay Intertechnology, Inc. (a)	1,093,881	15,347
Wolfson Microelectronics PLC (a)	2,000,000	16,887
		393,416
Internet Software & Services - 2.6%
Art Technology Group, Inc. (a)(e)	5,672,795	15,146
CyberSource Corp. (a)	1,574,590	15,809
Digitas, Inc. (a)(e)	4,635,691	38,244
United Internet AG	1,500,000	19,352
webMethods, Inc. (a)(e)	3,499,661	26,037
		114,588
IT Services - 3.8%
ALTEN (a)	600,000	18,509
Computershare Ltd.	3,512,300	21,154
Devoteam SA (e)	524,000	18,038
HIQ International AB	986,000	4,679
Lionbridge Technologies, Inc. (a)(e)	5,562,918	33,433
Ness Technologies, Inc. (a)(e)	3,491,806	38,550
Safeguard Scientifics, Inc. (a)(e)	8,988,400	18,157
SI International, Inc. (a)(e)	668,137	18,227
		170,747
Office Electronics - 0.7%
Zebra Technologies Corp. Class A (a)	1,000,200	31,356
Semiconductors & Semiconductor Equipment - 7.1%
Advanced Analogic Technologies, Inc.	1,643,441	15,465
Atmel Corp. (a)	3,085,941	14,782
Cypress Semiconductor Corp. (a)	1,878,600	28,536
Ersol Solar Energy AG (d)	225,000	14,083
FormFactor, Inc. (a)	420,833	18,041
Kontron AG (d)	1,155,000	13,794
MIPS Technologies, Inc. (a)(e)	2,500,044	15,825
Omnivision Technologies, Inc. (a)(d)	764,224	14,520
ON Semiconductor Corp. (a)	3,305,071	20,789
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
PDF Solutions, Inc. (a)(e)	1,357,401	$ 15,325
Rambus, Inc. (a)	625,000	11,019
Rudolph Technologies, Inc. (a)(e)	1,555,664	21,639
Silicon On Insulator Technologies SA (SOITEC) (a)(d)	2,401,000	64,037
SiRF Technology Holdings, Inc. (a)(d)	1,740,744	33,248
STATS ChipPAC Ltd. sponsored ADR (a)	3,000,270	16,952
		318,055
Software - 5.6%
Ansoft Corp. (a)	801,329	16,652
Ansys, Inc. (a)	350,200	16,071
ARINSO International NV	64,512	1,401
Aspen Technology, Inc. (a)(d)	1,120,900	13,552
Cognos, Inc. (a)	2,226,800	69,588
Fundtech Ltd. (a)	539,000	4,792
Hyperion Solutions Corp. (a)	1,105,572	34,450
Informatica Corp. (a)	1,697,220	23,710
Moldflow Corp. (a)(e)	848,979	10,196
Open Solutions, Inc. (a)	599,656	16,580
Quality Systems, Inc.	665,208	22,032
The9 Ltd. sponsored ADR (a)(d)	650,000	15,906
VA Software Corp. (a)(d)	1,844,196	7,321
		252,251
TOTAL INFORMATION TECHNOLOGY		1,455,183
MATERIALS - 2.0%
Chemicals - 0.3%
Nippon Parkerizing Co. Ltd.	1,000,000	14,714
Containers & Packaging - 1.3%
Owens-Illinois, Inc.	3,865,924	58,491
Metals & Mining - 0.4%
Oregon Steel Mills, Inc. (a)	399,633	18,479
TOTAL MATERIALS		91,684
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.5%
Independent Power Producers & Energy Traders - 0.5%
Clipper Windpower PLC	2,600,000	$ 25,135
TOTAL COMMON STOCKS (Cost $4,031,270)		4,278,418
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
LifeMasters Supported SelfCare, Inc. Series F (a)(f)	461,818	6,230
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Technology - 0.0%
LifeOutcomes, Inc. Series A (f)	39,076	0
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(f)	43,000	0
TOTAL PREFERRED STOCKS (Cost $11,298)		6,230
Money Market Funds - 7.1%

Fidelity Cash Central Fund, 5.3% (b)	163,640,841	163,641
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	154,419,566	154,420
TOTAL MONEY MARKET FUNDS (Cost $318,061)		318,061
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $4,360,629)		4,602,709
NET OTHER ASSETS - (2.9)%		(128,507)
NET ASSETS - 100%		$ 4,474,202
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,230,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
GeneProt, Inc. Series A	7/7/00	$ 234
LifeMasters Supported SelfCare, Inc. Series F	6/24/02	$ 5,100
LifeOutcomes, Inc. Series A	5/31/06	$ 5,965
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,078
Fidelity Securities Lending Cash Central Fund	343
Total	$ 1,421
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AAR Corp.	$ 45,623	$ 8,449	$ -	$ -	$ 49,823
Aladdin Knowledge Systems Ltd.	21,114	-	13,586	-	-
Amerigon, Inc.	11,857	4,249	-	-	15,365
Ansoft Corp.	37,577	-	18,189	-	-
Art Technology Group, Inc.	11,850	4,524	-	-	15,146
Big 5 Sporting Goods Corp.	22,701	-	-	110	23,804
BioLase Technology, Inc.	15,395	8,798	7,986	-	11,263
Blue Coat Systems, Inc.	17,386	-	15,450	-	-
Carriage Services, Inc. Class A	5,559	-	-	-	4,978
Cholestech Corp.	18,884	-	1,726	-	14,369
Comsys IT Partners, Inc.	-	16,731	-	-	17,931
Datamonitor PLC	42,125	-	3,810	-	37,713
Devoteam SA	-	17,445	-	-	18,038
Digitas, Inc.	36,296	19,720	-	-	38,244
Famous Dave's of America, Inc.	15,478	-	-	-	13,295
Fundtech Ltd.	18,004	-	9,003	-	-
Harris Interactive, Inc.	15,440	837	-	-	19,156
Imaging Dynamics Co. Ltd.	12,337	5,050	-	-	11,736
Insight Enterprises, Inc.	51,778	-	-	-	44,366
Interface, Inc. Class A	38,329	2,796	-	-	39,472
Intermap Technologies Corp.	-	13,554	-	-	10,467
Jumbo SA	59,193	-	1,190	-	52,942
Kendle International, Inc.	10,270	30,816	7,483	-	28,597
Kforce, Inc.	32,516	-	23,282	-	-
La Senza Corp. (sub. vtg.)	16,610	-	-	130	18,089
Lifetime Brands, Inc.	29,919	-	3,770	63	17,976
Lionbridge Technologies, Inc.	45,727	-	-	-	33,433
Medialink Worldwide, Inc.	2,469	-	-	-	2,282
MIPS Technologies, Inc.	5,977	11,963	-	-	15,825
Moldflow Corp.	11,971	-	-	-	10,196
Neoware Systems, Inc.	-	22,731	-	-	21,245
Ness Technologies, Inc.	42,144	281	-	-	38,550
Oplink Communications, Inc.	28,220	-	16,248	-	-
PC Connection, Inc.	11,299	-	-	-	11,471
PDF Solutions, Inc.	2,294	17,283	-	-	15,325
Per-Se Technologies, Inc.	81,828	2,120	-	-	71,859
Phase Forward, Inc.	45,799	-	27,881	-	-
Plato Learning, Inc.	23,670	-	15,920	-	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
PRA International	$ -	$ 44,307	$ -	$ -	$ 43,914
Providence Service Corp.	24,797	1,173	-	-	20,620
Quixote Corp.	17,994	-	1,644	166	12,496
Regeneration Technologies, Inc.	21,984	-	6,845	-	10,158
Rudolph Technologies, Inc.	17,503	8,395	-	-	21,639
Safeguard Scientifics, Inc.	23,190	-	-	-	18,157
Salem Communications Corp. Class A	14,760	-	14,051	-	-
SI International, Inc.	22,763	-	-	-	18,227
Somanetics Corp.	7,104	5,428	-	-	13,041
SYNNEX Corp.	30,426	-	29,403	-	-
Team, Inc.	18,724	-	-	-	14,741
The Children's Place Retail Stores, Inc.	171,773	-	-	-	155,213
TTM Technologies, Inc.	61,872	6,452	4,149	-	45,477
Ultralife Batteries, Inc.	-	13,503	-	-	13,588
webMethods, Inc.	-	32,524	-	-	26,037
Xyratex Ltd.	56,810	-	32,138	-	-
Total	$ 1,377,339	$ 299,129	$ 253,754	$ 469	$ 1,136,264
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $4,375,311,000. Net unrealized appreciation aggregated $227,398,000, of which $575,427,000 related to appreciated investment securities and $348,029,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® 500 Index Fund

July 31, 2006

1.804880.102

SMI-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.7%
Auto Components - 0.1%
Goodyear Tire & Rubber Co. (a)(d)	207,356	$ 2,281
Johnson Controls, Inc.	228,132	17,511
		19,792
Automobiles - 0.4%
Ford Motor Co.	2,195,126	14,641
General Motors Corp. (d)	661,786	21,329
Harley-Davidson, Inc.	314,356	17,918
		53,888
Distributors - 0.1%
Genuine Parts Co.	202,057	8,414
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (a)	163,756	7,749
H&R Block, Inc.	384,293	8,743
		16,492
Hotels, Restaurants & Leisure - 1.4%
Carnival Corp. unit	508,239	19,801
Darden Restaurants, Inc.	150,883	5,100
Harrah's Entertainment, Inc.	216,182	12,995
Hilton Hotels Corp.	387,048	9,262
International Game Technology	396,779	15,339
Marriott International, Inc. Class A	382,619	13,461
McDonald's Corp.	1,458,084	51,602
Starbucks Corp. (a)	898,073	30,768
Starwood Hotels & Resorts Worldwide, Inc.	254,198	13,366
Wendy's International, Inc.	136,462	8,210
Yum! Brands, Inc.	318,222	14,320
		194,224
Household Durables - 0.6%
Black & Decker Corp.	88,927	6,270
Centex Corp.	142,018	6,719
D.R. Horton, Inc.	318,306	6,821
Fortune Brands, Inc.	171,584	12,443
Harman International Industries, Inc.	78,288	6,279
KB Home	88,194	3,750
Leggett & Platt, Inc.	213,326	4,868
Lennar Corp. Class A	163,154	7,298
Newell Rubbermaid, Inc.	323,895	8,538
Pulte Homes, Inc.	249,214	7,103
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Snap-On, Inc.	67,993	$ 2,856
The Stanley Works	82,721	3,753
Whirlpool Corp.	91,250	7,044
		83,742
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)(d)	361,831	9,730
Leisure Equipment & Products - 0.2%
Brunswick Corp.	110,684	3,273
Eastman Kodak Co.	336,110	7,478
Hasbro, Inc.	201,443	3,767
Mattel, Inc.	455,733	8,221
		22,739
Media - 3.4%
CBS Corp. Class B	903,921	24,795
Clear Channel Communications, Inc.	588,887	17,048
Comcast Corp. Class A (a)	2,472,339	84,999
Dow Jones & Co., Inc.	69,152	2,423
E.W. Scripps Co. Class A	99,518	4,252
Gannett Co., Inc.	278,278	14,504
Interpublic Group of Companies, Inc. (d)	510,459	4,181
McGraw-Hill Companies, Inc.	418,676	23,571
Meredith Corp.	49,471	2,337
News Corp. Class A	2,767,999	53,256
Omnicom Group, Inc.	199,629	17,669
The New York Times Co. Class A (d)	169,492	3,758
The Walt Disney Co.	2,568,258	76,252
Time Warner, Inc.	5,010,676	82,676
Tribune Co. (d)	256,243	7,613
Univision Communications, Inc. Class A (a)	260,990	8,717
Viacom, Inc. Class B (non-vtg.) (a)	843,718	29,404
		457,455
Multiline Retail - 1.1%
Big Lots, Inc. (a)(d)	133,404	2,156
Dillard's, Inc. Class A	72,330	2,172
Dollar General Corp.	364,799	4,896
Family Dollar Stores, Inc.	181,752	4,129
Federated Department Stores, Inc.	647,343	22,728
JCPenney Co., Inc.	274,795	17,301
Kohl's Corp. (a)	398,366	22,559
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Nordstrom, Inc.	251,990	$ 8,643
Sears Holdings Corp. (a)	113,490	15,577
Target Corp.	1,010,304	46,393
		146,554
Specialty Retail - 1.9%
AutoNation, Inc. (a)(d)	173,547	3,419
AutoZone, Inc. (a)	62,593	5,500
Bed Bath & Beyond, Inc. (a)	330,252	11,057
Best Buy Co., Inc.	471,089	21,359
Circuit City Stores, Inc.	176,191	4,317
Gap, Inc.	643,600	11,166
Home Depot, Inc.	2,418,644	83,951
Limited Brands, Inc.	401,418	10,100
Lowe's Companies, Inc.	1,815,606	51,472
Office Depot, Inc. (a)	336,662	12,137
OfficeMax, Inc.	83,233	3,422
RadioShack Corp. (d)	158,345	2,560
Sherwin-Williams Co.	130,363	6,596
Staples, Inc.	851,997	18,420
Tiffany & Co., Inc.	164,569	5,199
TJX Companies, Inc.	534,786	13,033
		263,708
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc. (a)	450,449	12,932
Jones Apparel Group, Inc.	131,712	3,899
Liz Claiborne, Inc.	122,291	4,323
NIKE, Inc. Class B	220,912	17,452
VF Corp.	102,752	6,969
		45,575
TOTAL CONSUMER DISCRETIONARY		1,322,313
CONSUMER STAPLES - 9.7%
Beverages - 2.2%
Anheuser-Busch Companies, Inc.	904,283	43,541
Brown-Forman Corp. Class B (non-vtg.)	97,309	7,147
Coca-Cola Enterprises, Inc.	355,140	7,621
Constellation Brands, Inc. Class A (sub. vtg.) (a)	232,729	5,693
Molson Coors Brewing Co. Class B	67,395	4,815
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Pepsi Bottling Group, Inc.	156,917	$ 5,217
PepsiCo, Inc.	1,933,645	122,554
The Coca-Cola Co.	2,398,227	106,721
		303,309
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	551,409	29,092
CVS Corp.	957,652	31,334
Kroger Co.	846,563	19,412
Safeway, Inc.	526,680	14,789
SUPERVALU, Inc.	239,323	6,488
Sysco Corp.	723,766	19,976
Wal-Mart Stores, Inc.	2,925,749	130,196
Walgreen Co.	1,182,003	55,294
Whole Foods Market, Inc.	163,918	9,427
		316,008
Food Products - 1.2%
Archer-Daniels-Midland Co.	765,784	33,694
Campbell Soup Co.	216,843	7,954
ConAgra Foods, Inc.	607,726	13,066
Dean Foods Co. (a)	159,152	5,973
General Mills, Inc.	416,492	21,616
H.J. Heinz Co.	392,011	16,453
Hershey Co.	207,820	11,424
Kellogg Co.	285,347	13,745
McCormick & Co., Inc. (non-vtg.)	155,021	5,435
Sara Lee Corp.	889,466	15,032
Tyson Foods, Inc. Class A	294,788	4,171
Wm. Wrigley Jr. Co.	259,771	11,913
		160,476
Household Products - 2.2%
Clorox Co.	176,533	10,581
Colgate-Palmolive Co.	602,233	35,724
Kimberly-Clark Corp.	537,974	32,843
Procter & Gamble Co.	3,839,780	215,796
		294,944
Personal Products - 0.2%
Alberto-Culver Co.	89,002	4,338
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - continued
Avon Products, Inc.	526,893	$ 15,275
Estee Lauder Companies, Inc. Class A	139,044	5,189
		24,802
Tobacco - 1.6%
Altria Group, Inc.	2,443,400	195,399
Reynolds American, Inc.	100,286	12,714
UST, Inc.	188,855	9,547
		217,660
TOTAL CONSUMER STAPLES		1,317,199
ENERGY - 10.6%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	398,739	31,879
BJ Services Co.	376,199	13,645
Halliburton Co.	1,208,024	40,300
Nabors Industries Ltd. (a)	363,205	12,828
National Oilwell Varco, Inc. (a)	204,738	13,726
Noble Corp.	161,202	11,566
Rowan Companies, Inc.	128,974	4,368
Schlumberger Ltd. (NY Shares)	1,380,615	92,294
Transocean, Inc. (a)	380,182	29,361
Weatherford International Ltd. (a)	407,995	19,110
		269,077
Oil, Gas & Consumable Fuels - 8.6%
Anadarko Petroleum Corp.	536,535	24,541
Apache Corp.	386,543	27,240
Chesapeake Energy Corp.	482,289	15,867
Chevron Corp.	2,593,659	170,611
ConocoPhillips	1,931,485	132,577
CONSOL Energy, Inc.	214,310	8,821
Devon Energy Corp.	514,847	33,280
El Paso Corp.	814,092	13,025
EOG Resources, Inc.	283,854	21,048
Exxon Mobil Corp.	7,079,728	479,582
Hess Corp.	282,161	14,926
Kerr-McGee Corp.	265,631	18,647
Kinder Morgan, Inc.	121,964	12,440
Marathon Oil Corp.	424,101	38,441
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Murphy Oil Corp. (d)	194,366	$ 10,002
Occidental Petroleum Corp.	501,135	53,997
Sunoco, Inc.	155,183	10,791
Valero Energy Corp.	720,166	48,561
Williams Companies, Inc.	696,416	16,888
XTO Energy, Inc.	426,087	20,022
		1,171,307
TOTAL ENERGY		1,440,384
FINANCIALS - 21.6%
Capital Markets - 3.5%
Ameriprise Financial, Inc.	285,962	12,754
Bank of New York Co., Inc.	903,072	30,352
Bear Stearns Companies, Inc.	141,127	20,022
Charles Schwab Corp.	1,207,322	19,172
E*TRADE Financial Corp. (a)	498,983	11,631
Federated Investors, Inc. Class B (non-vtg.)	98,771	3,063
Franklin Resources, Inc.	179,478	16,413
Goldman Sachs Group, Inc.	505,556	77,224
Janus Capital Group, Inc. (d)	247,644	4,009
Legg Mason, Inc.	154,519	12,898
Lehman Brothers Holdings, Inc.	626,526	40,693
Mellon Financial Corp.	483,917	16,937
Merrill Lynch & Co., Inc.	1,081,214	78,734
Morgan Stanley	1,253,330	83,346
Northern Trust Corp.	216,873	12,383
State Street Corp.	388,893	23,357
T. Rowe Price Group, Inc.	310,754	12,837
		475,825
Commercial Banks - 4.3%
AmSouth Bancorp.	404,953	11,606
BB&T Corp.	643,591	27,024
Comerica, Inc.	190,064	11,128
Commerce Bancorp, Inc., New Jersey	215,526	7,321
Compass Bancshares, Inc.	151,099	8,906
Fifth Third Bancorp	651,184	24,836
First Horizon National Corp.	144,196	6,042
Huntington Bancshares, Inc.	287,007	6,989
KeyCorp	472,963	17,452
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
M&T Bank Corp.	92,354	$ 11,260
Marshall & Ilsley Corp.	263,629	12,383
National City Corp.	634,760	22,851
North Fork Bancorp, Inc., New York	544,329	15,421
PNC Financial Services Group, Inc.	346,353	24,536
Regions Financial Corp.	533,721	19,369
SunTrust Banks, Inc.	425,496	33,559
Synovus Financial Corp.	377,652	10,672
U.S. Bancorp, Delaware	2,082,715	66,647
Wachovia Corp.	1,882,159	100,940
Wells Fargo & Co.	1,965,852	142,210
Zions Bancorp	124,165	10,199
		591,351
Consumer Finance - 0.9%
American Express Co.	1,443,760	75,162
Capital One Financial Corp.	354,604	27,429
SLM Corp.	480,772	24,183
		126,774
Diversified Financial Services - 5.6%
Bank of America Corp.	5,339,938	275,167
CIT Group, Inc.	233,259	10,709
Citigroup, Inc.	5,817,050	281,022
JPMorgan Chase & Co.	4,065,716	185,478
Moody's Corp.	285,833	15,687
		768,063
Insurance - 4.7%
ACE Ltd.	380,513	19,608
AFLAC, Inc.	583,464	25,754
Allstate Corp.	743,472	42,244
AMBAC Financial Group, Inc.	123,708	10,281
American International Group, Inc.	3,039,403	184,401
Aon Corp.	372,872	12,763
Cincinnati Financial Corp.	202,757	9,562
Genworth Financial, Inc. Class A (non-vtg.)	426,881	14,642
Hartford Financial Services Group, Inc.	354,661	30,089
Lincoln National Corp.	335,984	19,044
Loews Corp.	475,100	17,607
Marsh & McLennan Companies, Inc.	642,902	17,378
MBIA, Inc.	157,651	9,271
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	887,713	$ 46,161
Principal Financial Group, Inc.	324,100	17,501
Progressive Corp.	915,630	22,149
Prudential Financial, Inc.	575,709	45,274
SAFECO Corp.	139,476	7,493
The Chubb Corp.	485,504	24,479
The St. Paul Travelers Companies, Inc.	814,715	37,314
Torchmark Corp.	117,432	7,101
UnumProvident Corp.	350,361	5,686
XL Capital Ltd. Class A	210,969	13,439
		639,241
Real Estate Investment Trusts - 1.0%
Apartment Investment & Management Co. Class A	113,728	5,469
Archstone-Smith Trust	250,103	13,123
Boston Properties, Inc.	106,860	10,494
Equity Office Properties Trust	428,423	16,242
Equity Residential (SBI)	340,796	15,850
Kimco Realty Corp.	247,596	9,716
Plum Creek Timber Co., Inc.	215,704	7,347
ProLogis Trust	286,656	15,866
Public Storage, Inc.	96,839	7,775
Simon Property Group, Inc.	214,506	18,347
Vornado Realty Trust	139,161	14,549
		134,778
Thrifts & Mortgage Finance - 1.6%
Countrywide Financial Corp.	710,995	25,475
Fannie Mae	1,132,584	54,262
Freddie Mac	808,567	46,784
Golden West Financial Corp., Delaware	299,705	22,076
MGIC Investment Corp.	102,309	5,822
Sovereign Bancorp, Inc.	440,357	9,089
Washington Mutual, Inc.	1,124,212	50,252
		213,760
TOTAL FINANCIALS		2,949,792
HEALTH CARE - 12.7%
Biotechnology - 1.3%
Amgen, Inc. (a)	1,379,848	96,231
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	402,367	$ 16,948
Genzyme Corp. (a)	304,639	20,801
Gilead Sciences, Inc. (a)	532,433	32,734
MedImmune, Inc. (a)	291,077	7,388
		174,102
Health Care Equipment & Supplies - 1.6%
Bausch & Lomb, Inc. (d)	62,917	2,976
Baxter International, Inc.	766,213	32,181
Becton, Dickinson & Co.	289,397	19,077
Biomet, Inc.	287,939	9,485
Boston Scientific Corp. (a)	1,421,769	24,184
C.R. Bard, Inc.	121,174	8,600
Hospira, Inc. (a)	182,790	7,986
Medtronic, Inc.	1,412,373	71,353
St. Jude Medical, Inc. (a)	422,373	15,586
Stryker Corp.	342,172	15,572
Zimmer Holdings, Inc. (a)	290,356	18,362
		225,362
Health Care Providers & Services - 2.7%
Aetna, Inc.	663,470	20,893
AmerisourceBergen Corp.	245,612	10,561
Cardinal Health, Inc.	488,742	32,746
Caremark Rx, Inc.	517,701	27,335
CIGNA Corp.	140,135	12,787
Coventry Health Care, Inc. (a)	187,810	9,898
Express Scripts, Inc. (a)	172,043	13,252
HCA, Inc.	477,490	23,473
Health Management Associates, Inc. Class A	281,734	5,728
Humana, Inc. (a)	192,661	10,776
Laboratory Corp. of America Holdings (a)	145,917	9,400
Manor Care, Inc.	92,453	4,627
McKesson Corp.	355,863	17,932
Medco Health Solutions, Inc. (a)	352,986	20,943
Patterson Companies, Inc. (a)	162,232	5,396
Quest Diagnostics, Inc.	190,147	11,432
Tenet Healthcare Corp. (a)	550,730	3,260
UnitedHealth Group, Inc.	1,576,174	75,388
WellPoint, Inc. (a)	745,881	55,568
		371,395
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.0%
IMS Health, Inc.	233,683	$ 6,412
Life Sciences Tools & Services - 0.3%
Applera Corp. - Applied Biosystems Group	216,536	6,962
Fisher Scientific International, Inc. (a)	145,271	10,766
Millipore Corp. (a)(d)	62,215	3,898
PerkinElmer, Inc.	148,164	2,671
Thermo Electron Corp. (a)	191,538	7,089
Waters Corp. (a)	121,115	4,927
		36,313
Pharmaceuticals - 6.8%
Abbott Laboratories	1,785,888	85,312
Allergan, Inc.	178,632	19,265
Barr Pharmaceuticals, Inc. (a)	124,233	6,182
Bristol-Myers Squibb Co.	2,300,865	55,152
Eli Lilly & Co.	1,322,412	75,073
Forest Laboratories, Inc. (a)	381,337	17,660
Johnson & Johnson	3,464,816	216,724
King Pharmaceuticals, Inc. (a)	283,417	4,824
Merck & Co., Inc.	2,553,840	102,843
Mylan Laboratories, Inc.	246,000	5,402
Pfizer, Inc.	8,574,074	222,840
Schering-Plough Corp.	1,733,036	35,423
Watson Pharmaceuticals, Inc. (a)	119,366	2,673
Wyeth	1,574,949	76,338
		925,711
TOTAL HEALTH CARE		1,739,295
INDUSTRIALS - 10.9%
Aerospace & Defense - 2.4%
General Dynamics Corp.	472,363	31,658
Goodrich Corp.	144,990	5,853
Honeywell International, Inc.	968,804	37,493
L-3 Communications Holdings, Inc.	142,715	10,511
Lockheed Martin Corp.	414,397	33,019
Northrop Grumman Corp.	402,252	26,625
Raytheon Co.	522,089	23,531
Rockwell Collins, Inc.	200,199	10,685
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	935,620	$ 72,436
United Technologies Corp.	1,182,857	73,562
		325,373
Air Freight & Logistics - 0.9%
FedEx Corp.	357,029	37,385
United Parcel Service, Inc. Class B	1,269,203	87,461
		124,846
Airlines - 0.1%
Southwest Airlines Co.	826,423	14,867
Building Products - 0.1%
American Standard Companies, Inc.	207,017	7,997
Masco Corp.	464,780	12,424
		20,421
Commercial Services & Supplies - 0.7%
Allied Waste Industries, Inc. (d)	283,027	2,876
Avery Dennison Corp.	128,444	7,531
Cendant Corp.	1,170,419	17,568
Cintas Corp.	161,342	5,695
Equifax, Inc.	150,447	4,856
Monster Worldwide, Inc. (a)	150,210	6,008
Pitney Bowes, Inc.	259,744	10,733
R.R. Donnelley & Sons Co.	252,867	7,381
Robert Half International, Inc.	201,020	6,505
Waste Management, Inc.	637,867	21,930
		91,083
Construction & Engineering - 0.1%
Fluor Corp.	102,450	8,998
Electrical Equipment - 0.5%
American Power Conversion Corp.	198,502	3,351
Cooper Industries Ltd. Class A	108,126	9,316
Emerson Electric Co.	480,299	37,905
Rockwell Automation, Inc.	207,715	12,874
		63,446
Industrial Conglomerates - 3.9%
3M Co.	882,206	62,107
General Electric Co.	12,167,585	397,758
Textron, Inc.	152,231	13,687
Tyco International Ltd.	2,383,110	62,175
		535,727
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 1.5%
Caterpillar, Inc.	783,561	$ 55,531
Cummins, Inc.	54,339	6,358
Danaher Corp.	276,069	18,000
Deere & Co.	274,481	19,919
Dover Corp.	238,581	11,247
Eaton Corp.	175,755	11,266
Illinois Tool Works, Inc.	484,622	22,162
Ingersoll-Rand Co. Ltd. Class A	384,998	13,783
ITT Industries, Inc.	216,435	10,941
Navistar International Corp. (a)	72,191	1,614
PACCAR, Inc.	195,085	15,753
Pall Corp.	146,072	3,810
Parker Hannifin Corp.	140,788	10,171
		200,555
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	426,705	29,404
CSX Corp.	259,287	15,734
Norfolk Southern Corp.	485,248	21,069
Ryder System, Inc. (d)	71,376	3,597
Union Pacific Corp.	314,715	26,751
		96,555
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	89,286	5,544
TOTAL INDUSTRIALS		1,487,415
INFORMATION TECHNOLOGY - 14.1%
Communications Equipment - 2.5%
ADC Telecommunications, Inc. (a)(d)	137,184	1,678
Andrew Corp. (a)	186,788	1,578
Avaya, Inc. (a)	480,954	4,454
CIENA Corp. (a)	687,667	2,496
Cisco Systems, Inc. (a)	7,143,267	127,507
Comverse Technology, Inc. (a)	236,374	4,581
Corning, Inc.	1,822,556	34,756
JDS Uniphase Corp. (a)	1,971,533	4,199
Juniper Networks, Inc. (a)	662,007	8,904
Lucent Technologies, Inc. (a)	5,242,130	11,166
Motorola, Inc.	2,890,185	65,781
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	1,961,351	$ 69,157
Tellabs, Inc. (a)	524,340	4,929
		341,186
Computers & Peripherals - 3.3%
Apple Computer, Inc. (a)	995,214	67,635
Dell, Inc. (a)	2,658,107	57,628
EMC Corp. (a)	2,766,895	28,084
Hewlett-Packard Co.	3,264,173	104,160
International Business Machines Corp.	1,814,180	140,436
Lexmark International, Inc. Class A (a)	123,236	6,661
NCR Corp. (a)	212,966	6,845
Network Appliance, Inc. (a)	437,824	12,999
QLogic Corp. (a)	188,662	3,300
SanDisk Corp. (a)	228,565	10,665
Sun Microsystems, Inc. (a)	4,092,824	17,804
		456,217
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	498,266	14,171
Jabil Circuit, Inc.	208,359	4,813
Molex, Inc.	166,103	5,269
Sanmina-SCI Corp. (a)	623,488	2,157
Solectron Corp. (a)	1,070,013	3,231
Symbol Technologies, Inc.	296,937	3,281
Tektronix, Inc.	97,871	2,669
		35,591
Internet Software & Services - 1.3%
eBay, Inc. (a)	1,353,021	32,567
Google, Inc. Class A (sub. vtg.) (a)	241,163	93,234
VeriSign, Inc. (a)	286,847	5,143
Yahoo!, Inc. (a)	1,467,163	39,819
		170,763
IT Services - 1.0%
Affiliated Computer Services, Inc. Class A (a)	138,746	7,066
Automatic Data Processing, Inc.	674,440	29,513
Computer Sciences Corp. (a)	219,769	11,514
Convergys Corp. (a)	163,968	3,129
Electronic Data Systems Corp.	606,645	14,499
First Data Corp.	895,814	36,594
Fiserv, Inc. (a)	205,587	8,976
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Paychex, Inc.	391,061	$ 13,366
Sabre Holdings Corp. Class A	155,333	3,215
Unisys Corp. (a)	401,372	2,055
		129,927
Office Electronics - 0.1%
Xerox Corp.	1,074,520	15,140
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)	566,471	10,984
Altera Corp. (a)	420,428	7,278
Analog Devices, Inc.	422,607	13,663
Applied Materials, Inc.	1,829,855	28,802
Broadcom Corp. Class A (a)	535,985	12,858
Freescale Semiconductor, Inc. Class B (a)	474,800	13,541
Intel Corp.	6,806,706	122,521
KLA-Tencor Corp.	232,959	9,829
Linear Technology Corp.	355,292	11,494
LSI Logic Corp. (a)	464,219	3,807
Maxim Integrated Products, Inc.	375,252	11,025
Micron Technology, Inc. (a)	848,500	13,228
National Semiconductor Corp.	395,053	9,189
Novellus Systems, Inc. (a)	148,893	3,768
NVIDIA Corp. (a)	412,490	9,128
PMC-Sierra, Inc. (a)	241,605	1,235
Teradyne, Inc. (a)	231,945	3,048
Texas Instruments, Inc.	1,823,122	54,293
Xilinx, Inc.	401,940	8,155
		347,846
Software - 3.1%
Adobe Systems, Inc. (a)	700,585	19,974
Autodesk, Inc. (a)	271,122	9,248
BMC Software, Inc. (a)	249,034	5,832
CA, Inc.	533,896	11,190
Citrix Systems, Inc. (a)	213,140	6,771
Compuware Corp. (a)	441,571	3,087
Electronic Arts, Inc. (a)	358,247	16,877
Intuit, Inc. (a)	399,832	12,343
Microsoft Corp.	10,265,682	246,684
Novell, Inc. (a)	396,690	2,575
Oracle Corp. (a)	4,556,882	68,217
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Parametric Technology Corp. (a)	130,352	$ 2,015
Symantec Corp. (a)	1,211,224	21,039
		425,852
TOTAL INFORMATION TECHNOLOGY		1,922,522
MATERIALS - 2.9%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	262,316	16,770
Ashland, Inc.	83,155	5,531
Dow Chemical Co.	1,125,337	38,914
E.I. du Pont de Nemours & Co.	1,078,016	42,754
Eastman Chemical Co.	95,670	4,748
Ecolab, Inc.	213,101	9,178
Hercules, Inc. (a)	132,956	1,848
International Flavors & Fragrances, Inc.	92,475	3,422
Monsanto Co.	633,216	27,222
PPG Industries, Inc.	193,813	11,927
Praxair, Inc.	378,092	20,735
Rohm & Haas Co.	170,058	7,843
Sigma Aldrich Corp.	78,337	5,444
		196,336
Construction Materials - 0.1%
Vulcan Materials Co.	117,725	7,884
Containers & Packaging - 0.2%
Ball Corp.	122,508	4,692
Bemis Co., Inc.	122,670	3,766
Pactiv Corp. (a)	165,165	4,048
Sealed Air Corp.	95,461	4,510
Temple-Inland, Inc.	129,290	5,500
		22,516
Metals & Mining - 0.9%
Alcoa, Inc.	1,018,140	30,493
Allegheny Technologies, Inc.	102,074	6,522
Freeport-McMoRan Copper & Gold, Inc. Class B	220,532	12,032
Newmont Mining Corp.	525,276	26,910
Nucor Corp.	364,611	19,386
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Phelps Dodge Corp.	238,491	$ 20,830
United States Steel Corp.	146,146	9,217
		125,390
Paper & Forest Products - 0.3%
International Paper Co.	576,815	19,802
Louisiana-Pacific Corp.	124,263	2,485
MeadWestvaco Corp.	211,967	5,537
Weyerhaeuser Co.	288,119	16,901
		44,725
TOTAL MATERIALS		396,851
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	4,549,440	136,438
BellSouth Corp.	2,116,553	82,905
CenturyTel, Inc.	135,921	5,242
Citizens Communications Co.	380,250	4,879
Embarq Corp.	174,438	7,893
Qwest Communications International, Inc. (a)(d)	1,831,705	14,635
Verizon Communications, Inc.	3,413,559	115,447
Windstream Corp.	554,621	6,949
		374,388
Wireless Telecommunication Services - 0.7%
ALLTEL Corp.	455,310	25,119
Sprint Nextel Corp.	3,485,876	69,020
		94,139
TOTAL TELECOMMUNICATION SERVICES		468,527
UTILITIES - 3.5%
Electric Utilities - 1.5%
Allegheny Energy, Inc. (a)	191,131	7,846
American Electric Power Co., Inc.	460,936	16,649
Edison International	381,245	15,776
Entergy Corp.	243,320	18,760
Exelon Corp.	782,236	45,291
FirstEnergy Corp.	385,954	21,613
FPL Group, Inc.	473,037	20,407
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Pinnacle West Capital Corp.	116,074	$ 4,992
PPL Corp.	445,233	15,147
Progress Energy, Inc.	296,010	12,891
Southern Co.	868,300	29,331
		208,703
Gas Utilities - 0.0%
Nicor, Inc.	51,930	2,276
Peoples Energy Corp. (d)	44,944	1,897
		4,173
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	770,328	15,299
Constellation Energy Group, Inc.	209,395	12,126
Dynegy, Inc. Class A (a)	431,887	2,432
TXU Corp.	541,092	34,754
		64,611
Multi-Utilities - 1.5%
Ameren Corp.	240,285	12,375
CenterPoint Energy, Inc.	364,356	5,006
CMS Energy Corp. (a)(d)	258,774	3,625
Consolidated Edison, Inc.	287,592	13,479
Dominion Resources, Inc.	406,673	31,916
DTE Energy Co.	208,016	8,803
Duke Energy Corp.	1,445,102	43,815
KeySpan Corp.	204,728	8,244
NiSource, Inc.	319,056	7,259
PG&E Corp.	406,234	16,932
Public Service Enterprise Group, Inc.	294,254	19,842
Sempra Energy	303,165	14,631
TECO Energy, Inc.	244,282	3,894
Xcel Energy, Inc. (d)	474,473	9,508
		199,329
TOTAL UTILITIES		476,816
TOTAL COMMON STOCKS (Cost $10,663,476)		13,521,114
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 4.87% 9/21/06 (e) (Cost $6,951)	$ 7,000	$ 6,952
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 5.3% (b)	101,499,335	101,499
Fidelity Securities Lending Cash Central Fund, 5.32% (b)(c)	86,547,226	86,547
TOTAL MONEY MARKET FUNDS (Cost $188,046)		188,046
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $10,858,473)		13,716,112
NET OTHER ASSETS - (0.6)%		(76,927)
NET ASSETS - 100%		$ 13,639,185
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
372 S&P 500 Index Contracts	Sept. 2006	$ 119,207	$ 1,821
The face value of futures purchased as a percentage of net assets - 0.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,952,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,011
Fidelity Securities Lending Cash Central Fund	200
Total	$ 1,211
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $10,929,322,000. Net unrealized appreciation aggregated $2,786,790,000, of which $4,079,414,000 related to appreciated investment securities and $1,292,624,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 27, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	September 27, 2006